UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Chiron Real Asset Fund

Semi-Annual Report	June 30, 2022

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022

TABLE OF CONTENTS

Consolidated Schedules of Investments	1

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-924-4766; and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets	Value (000)

Corporate Obligation	19.7%	89,396
Common Stock	16.4	74,314
Asset-Backed Security	0.5	2,466
Convertible Bond	0.2	721
Short-Term Investment	40.8	185,000

Total Investments	77.6	351,897
Securities Sold Short	(8.6)	(39,078)
Cash Pledged as Collateral for Futures, Forward Currency Contracts and Swap Contracts	(1.0)	(4,622)
Total Other Assets and Liabilities	32.0	145,005

Net Assets	100.0%	$453,202

*Percentages	are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $453,202 (000))
CORPORATE OBLIGATIONS — 19.7%

	Face Amount (000)	Fair Value (000)

CANADA — 0.3%
Kronos Acquisition Holdings 7.000%, 12/31/27 (A)	$261	$196
Raptor Acquisition 4.875%, 11/01/26 (A)	1,669	1,460

		1,656

LUXEMBOURG — 0.4%
Altice France Holding 10.500%, 05/15/27 (A)	2,000	1,678

NETHERLANDS — 0.3%
Promontoria Holding 264 7.875%, 03/01/27 (A)	100	92
Trivium Packaging Finance 8.500%, 08/15/27 (A)	596	559
5.500%, 08/15/26 (A)	949	897

		1,548

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
SWITZERLAND — 0.1%
VistaJet Malta Finance 6.375%, 02/01/30 (A)	$500	$400

UNITED KINGDOM — 1.3%
Clear Channel International 6.625%, 08/01/25 (A)	3,073	2,858
eG Global Finance 8.500%, 10/30/25 (A)	448	434
6.750%, 02/07/25 (A)	2,691	2,537

		5,829

UNITED STATES — 17.3%
Acrisure 6.000%, 08/01/29 (A)	471	369
American Greetings 8.750%, 04/15/25 (A)	1,694	1,647
Apollo Commercial Real Estate Finance 4.625%, 06/15/29 (A)	167	124
APX Group 5.750%, 07/15/29 (A)	173	134
Ardagh Metal Packaging Finance USA 6.000%, 06/15/27 (A)	59	58
Boxer Parent 9.125%, 03/01/26 (A)	2,655	2,480
7.125%, 10/02/25 (A)	500	479
Bread Financial Holdings 4.750%, 12/15/24 (A)	2,823	2,586
BroadStreet Partners 5.875%, 04/15/29 (A)	114	89
Caesars Entertainment 6.250%, 07/01/25 (A)	1,819	1,753
Callon Petroleum 9.000%, 04/01/25 (A)	248	263
CCO Holdings 4.750%, 02/01/32 (A)	22	18
4.250%, 02/01/31 (A)	500	408
Change Healthcare Holdings 5.750%, 03/01/25 (A)	2,562	2,494
CITGO Petroleum 7.000%, 06/15/25 (A)	1,566	1,515

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Clarios Global 8.500%, 05/15/27 (A)	$946	$914
CommScope 6.000%, 03/01/26 (A)	764	704
CoreCivic 4.750%, 10/15/27	236	194
CP Atlas Buyer 7.000%, 12/01/28 (A)	268	194
CSC Holdings 5.250%, 06/01/24	870	813
4.500%, 11/15/31 (A)	441	340
Dave & Buster’s 7.625%, 11/01/25 (A)	3,059	3,021
Empire Resorts 7.750%, 11/01/26 (A)	207	185
Five Point Operating 7.875%, 11/15/25 (A)	3,118	2,615
Ford Motor Credit 3.664%, 09/08/24	387	366
Fortress Transportation and Infrastructure Investors 9.750%, 08/01/27 (A)	561	548
Gates Global 6.250%, 01/15/26 (A)	2,194	2,035
GEO Group 6.000%, 04/15/26	203	165
5.125%, 04/01/23	210	198
Getty Images 9.750%, 03/01/27 (A)	136	129
Hadrian Merger Sub 8.500%, 05/01/26 (A)	683	645
H-Food Holdings 8.500%, 06/01/26 (A)	807	565
HUB International 7.000%, 05/01/26 (A)	1,785	1,679
Iron Mountain 4.500%, 02/15/31 (A)	1,000	817
iStar 5.500%, 02/15/26	331	310
4.250%, 08/01/25	2,489	2,299
JELD-WEN 4.625%, 12/15/25 (A)	724	615

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Ladder Capital Finance Holdings 5.250%, 10/01/25 (A)	$1,084	$981
Level 3 Financing 5.250%, 03/15/26	2,190	2,064
Lithia Motors 3.875%, 06/01/29 (A)	280	238
Mauser Packaging Solutions Holding 5.500%, 04/15/24 (A)	1,644	1,570
Maxim Crane Works Holdings Capital 10.125%, 08/01/24 (A)	1,462	1,396
Medline Borrower 5.250%, 10/01/29 (A)	500	411
Midcap Financial Issuer Trust 5.625%, 01/15/30 (A)	609	475
Mohegan Gaming & Entertainment 8.000%, 02/01/26 (A)	1,001	851
New Home 7.250%, 10/15/25 (A)	1,551	1,268
Pactiv 8.375%, 04/15/27	861	749
7.950%, 12/15/25	777	688
Powdr 6.000%, 08/01/25 (A)	207	205
Prime Healthcare Services 7.250%, 11/01/25 (A)	690	589
Prime Security Services Borrower 5.250%, 04/15/24 (A)	885	865
RegionalCare Hospital Partners Holdings 9.750%, 12/01/26 (A)	3,180	3,092
Rite Aid 7.500%, 07/01/25 (A)	129	105
RLJ Lodging Trust 3.750%, 07/01/26 (A)	793	687
RP Escrow Issuer 5.250%, 12/15/25 (A)	611	528
Service Properties Trust 7.500%, 09/15/25	1,814	1,662
Specialty Building Products Holdings 6.375%, 09/30/26 (A)	1,230	1,000
Spirit AeroSystems 7.500%, 04/15/25 (A)	1,331	1,236

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Spirit Loyalty Cayman 8.000%, 09/20/25 (A)	$2,615	$2,684
SRS Distribution 6.000%, 12/01/29 (A)	453	356
Starwood Property Trust 4.750%, 03/15/25	274	253
3.750%, 12/31/24 (A)	1,360	1,238
3.625%, 07/15/26 (A)	1,049	889
Stericycle 5.375%, 07/15/24 (A)	325	314
Sunoco 6.000%, 04/15/27	96	92
TKC Holdings 6.875%, 05/15/28 (A)	1,172	1,004
Triumph Group 8.875%, 06/01/24 (A)	2,148	2,164
U.S. Acute Care Solutions 6.375%, 03/01/26 (A)	2,702	2,420
Uber Technologies 8.000%, 11/01/26 (A)	1,068	1,063
Uniti Group 7.875%, 02/15/25 (A)	700	676
Vector Group 10.500%, 11/01/26 (A)	1,842	1,708
5.750%, 02/01/29 (A)	1,495	1,245
Verscend Escrow 9.750%, 08/15/26 (A)	3,171	3,084
WASH Multifamily Acquisition 5.750%, 04/15/26 (A)	2,403	2,265
Waste Pro USA 5.500%, 02/15/26 (A)	803	713
White Capital Parent 8.250%cash/9.00% PIK, 03/15/26 (A)	1,247	1,038
XHR 6.375%, 08/15/25 (A)	675	651

		78,285

TOTAL CORPORATE OBLIGATIONS
(Cost $95,230) (000)		89,396

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — 16.4%

	Shares	Fair Value (000)
CANADA — 1.0%
Canadian Pacific Railway(B)	65,945	$4,606

FRANCE — 0.5%
Hermes International	628	702
L’Oreal	4,602	1,588

		2,290

ITALY — 0.5%
Davide Campari-Milano	192,421	2,024

UNITED KINGDOM — 0.2%
Watches of Switzerland Group*	115,810	1,084

UNITED STATES — 14.2%
3M	3,797	491
Alphabet, Cl A*(B)	1,016	2,214
AMC Entertainment Holdings, Cl A*	823	11
American Airlines Group*	4,436	56
Avis Budget Group*	108	16
Ball(B)	77,234	5,311
Bath & Body Works	4,241	114
Berkshire Hathaway, Cl B*	5,201	1,420
Best Buy	2,737	178
Beyond Meat*	1,464	35
Blackstone, Cl A	11,844	1,081
Cargurus, Cl A*	1,538	33
Cintas(B)	5,779	2,159
Clorox	4,744	669
Costco Wholesale(B)	8,653	4,147
Crowdstrike Holdings, Cl A*	718	121
CSX(B)	53,619	1,558
Danaher	7,712	1,955
Darden Restaurants	3,167	358
Deere(B)	5,204	1,559
Domino’s Pizza	1,291	503
Ecolab	705	109
Floor & Decor Holdings, Cl A*(B)	17,219	1,084
Home Depot(B)	13,333	3,657
Intuit	4,670	1,800
Lands’ End*	21,853	232

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Lowe’s	3,445	$602
Mastercard, Cl A(B)	5,128	1,618
Mettler-Toledo International*(B)	3,221	3,700
Microsoft(B)	16,709	4,291
Mister Car Wash*	28,106	306
MongoDB, Cl A*	760	197
Monster Beverage*	8,669	804
Moody’s	4,132	1,124
New York Times, Cl A	5,515	154
Paychex	5,517	628
Pool(B)	5,729	2,012
Republic Services, Cl A(B)	25,746	3,369
Rivian Automotive, Cl A*	478	12
S&P Global	3,879	1,307
Sherwin-Williams(B)	24,697	5,530
Skyline Champion*	32,029	1,519
Snowflake, Cl A*	758	106
SoFi Technologies*	1,929	10
Starbucks	3,441	263
Thermo Fisher Scientific	1,967	1,069
Tractor Supply(B)	5,026	974
Union Pacific(B)	17,931	3,824
Warby Parker, Cl A*	1,739	20

		64,310

TOTAL COMMON STOCK
(Cost $81,433) (000)		74,314

ASSET-BACKED SECURITIES — 0.5%

	Face Amount (000)
CAYMAN ISLANDS — 0.5%
CIFC Funding, Ser 2017-2A, Cl E 7.013% 04/20/30	$500	444
Fillmore Park CLO, Ser 2018-1A, Cl E 6.444% 07/15/30	250	218
NYACK Park CLO, Ser 2021-1A, Cl E 7.163% 10/20/34	250	219
Octagon Investment Partners 49, Ser 2021-5A, Cl E 7.794% 01/15/33	500	459

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
OHA Credit Funding 3, Ser 2021-3A, Cl ER 7.313% 07/02/35	$250	$217
RR 6, Ser 2021-6A, Cl DR 6.894% 04/15/36	500	438
TIAA CLO I, Ser 2018-1A, Cl DR 4.563% 07/20/31	500	471

TOTAL ASSET-BACKED SECURITIES
(Cost $2,472) (000)		2,466

CONVERTIBLE BONDS — 0.2%

UNITED STATES — 0.2%
Apollo Commercial Real Estate Finance 5.375%, 10/15/23	$434	422
RWT Holdings 5.750%, 10/01/25	338	299

TOTAL CONVERTIBLE BONDS
(Cost $770) (000)		721

SHORT-TERM INVESTMENT — 40.8%

	Shares
State Street Institutional Liquid Reserves Fund -
Premier Class 1.490%, (C)	185,019	185,000

TOTAL SHORT-TERM INVESTMENT
(Cost $185,000) (000)		185,000

TOTAL INVESTMENTS — 77.6%
(Cost $364,905) (000)		$351,897

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (0.5%)

	Face Amount (000)
UNITED KINGDOM — (0.1)%
Merlin Entertainments 5.750%, 06/15/26 (A)	$(328)	(299)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (0.4)%
Ahern Rentals 7.375%, 05/15/23 (A)	$(17)	$(13)
CWT Travel Group 8.500%, 11/19/26 (A)	(505)	(454)
Golden Entertainment 7.625%, 04/15/26 (A)	(685)	(678)
Owens-Brockway Glass Container 6.625%, 05/13/27 (A)	(37)	(35)
Shift4 Payments 4.625%, 11/01/26 (A)	(164)	(145)
Viking Cruises 7.000%, 02/15/29 (A)	(578)	(433)

		(1,758)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(2,176)) (000)		(2,057)

COMMON STOCK — (2.4)%

	Shares
UNITED KINGDOM — (0.1)%
British American Tobacco	(4,468)	(192)
British American Tobacco ADR	(4,546)	(195)

		(387)

UNITED STATES — (2.3)%
3M	(3,797)	(491)
AMC Entertainment Holdings, Cl A	(823)	(11)
American Airlines Group	(4,436)	(56)
AppLovin, Cl A	(468)	(16)
Avis Budget Group	(108)	(16)
Bath & Body Works	(4,241)	(114)
Best Buy	(2,737)	(179)
Beyond Meat	(1,464)	(35)
Boeing	(5,702)	(780)
Cargurus, Cl A	(1,538)	(33)
Carvana, Cl A	(3,207)	(72)
Church & Dwight	(4,899)	(454)
Clorox	(4,744)	(669)
Crowdstrike Holdings, Cl A	(718)	(121)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Darden Restaurants	(3,167)	$(358)
DocuSign, Cl A	(731)	(42)
Dollar General	(813)	(200)
Dollar Tree	(4,904)	(764)
Ecolab	(705)	(108)
Equifax	(408)	(75)
Fair Isaac	(468)	(188)
General Electric	(14,112)	(898)
Genuine Parts	(4,490)	(597)
Hilton Grand Vacations	(814)	(29)
Legalzoom.com	(1,052)	(12)
Luminar Technologies, Cl A	(5,777)	(34)
Meta Platforms, Cl A	(1,633)	(263)
Moelis, Cl A	(2,848)	(112)
MongoDB, Cl A	(760)	(197)
New York Times, Cl A	(5,515)	(154)
Palantir Technologies, Cl A	(3,653)	(33)
Paychex	(5,517)	(628)
Progressive	(5,480)	(637)
Prudential Financial	(1,434)	(138)
Rivian Automotive, Cl A	(478)	(12)
Shake Shack, Cl A	(1,928)	(76)
Snowflake, Cl A	(758)	(106)
SoFi Technologies	(1,929)	(10)
Sprouts Farmers Market	(20,405)	(516)
Starbucks	(3,441)	(263)
Texas Roadhouse, Cl A	(3,881)	(284)
TransDigm Group	(203)	(109)
Warby Parker, Cl A	(1,739)	(20)
Wayfair, Cl A	(470)	(21)
Xylem	(4,302)	(336)
YETI Holdings	(7,757)	(336)

		(10,603)

TOTAL COMMON STOCK
(Proceeds $(12,593)) (000)		(10,990)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS — (5.7)%

	Shares	Fair Value (000)
UNITED STATES — (5.7)%
ARK Innovation ETF	(6,252)	$(249)
iShares Russell 1000 ETF	(88,620)	(18,412)
SPDR S&P 500 ETF Trust	(17,159)	(6,473)
Utilities Select Sector SPDR Fund	(12,787)	(897)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(28,221)) (000)		(26,031)

TOTAL SECURITIES SOLD SHORT — (8.6)%
(Proceeds $(42,990)) (000)		$(39,078)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2022, the value of these securities amounted $79,953 (000) and represented 17.6% of net assets.

(B)

Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of June 30, 2022, there were no securities rehypothecated by MSC.

(C)	Rate shown is the 7-day effective yield as of June 30, 2022

Open futures contracts held by the Fund at June 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
3 Month Euribor	4	Mar-2023	$1,036	$1,030	$1
90-Day Bank Bill	1	Sep-2023	185	187	–
90-Day Euro$	1	Sep-2023	241	242	1
90-Day Euro$	1	Jun-2023	241	241	1
90-Day Euro$	5	Oct-2024	1,212	1,214	2
Brent Crude	2	Sept-2022	226	218	(8)
Brent Crude	1	Nov-2022	108	103	(5)
Brent Crude	2	Dec-2022	216	201	(15)
Brent Crude	2	Aug-2022	225	230	4
Brent Crude	3	Sep-2022	337	327	(10)
Brent Crude	3	Sep-2022	325	317	(8)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
BRL Currency	3	Aug-2022	$57	$57	$–
CAC40 10 Euro Index	3	Jul-2022	187	186	–
CAD Currency	1	Sep-2022	78	78	–
Canadian 5-Year Bond	1	Sep-2022	86	87	1
Canadian 10-Year Bond	8	Sep-2022	757	771	9
Canola	1	Nov-2022	15	14	(1)
CBOE Volatility Index	1	Sep-2022	30	30	–
CBOE Volatility Index	7	Jul-2022	200	200	–
CBOT Mini DJIA	10	Sep-2022	1,539	1,539	1
Coffee C	1	Sep-2022	86	86	–
Coffee Robusta	2	Sep-2022	41	41	–
Crude Oil E-MINI	1	Aug-2022	56	53	(3)
Crude Palm Oil	1	Aug-2022	37	28	(9)
Crude Palm Oil	2	Sep-2022	56	56	(1)
DAX Index	5	Sep-2022	1,673	1,673	3
Dow Futures Mini	1	Sep-2022	16	15	–
EUR/JPY Micro	1	Sep-2022	131	131	–
Euro STOXX 50	8	Sep-2022	289	288	(1)
Euro-Bobl	5	Sep-2022	649	651	8
Euro-BTP	3	Sep-2022	377	387	10
Euro-Bund	6	Sep-2022	929	935	14
Euro-Buxl	2	Sep-2022	323	343	20
Euro-OAT	11	Sep-2022	1,584	1,597	25
Euro-Schatz	4	Sep-2022	454	457	4
Feeder Cattle	1	Aug-2022	87	87	–
FTSE 100 Index	3	Sep-2022	263	260	(4)
FTSE China A50	1	Jun-2022	14	15	–
FTSE MIB Index	1	Sep-2022	115	111	(3)
FTSE Taiwan Index	4	Jun-2022	214	214	–
FTSE Taiwan Index	3	Jul-2022	158	152	(6)
FTSE/JSE Top 40 Index	2	Sep-2022	76	74	–
Gasoline	1	Aug-2022	153	149	(4)
Gold	1	Aug-2022	181	181	–
Hang Seng China Enterprises Index	3	Jun-2022	149	147	(1)
Hang Seng China Enterprises Index	4	Jun-2022	196	193	(2)
Hang Seng Index	2	Jun-2022	273	281	8
IBEX	2	Jul-2022	170	169	–
ICE ECX Emission 2022	7	Dec-2022	628	661	35
ICE ECX Emission 2023	1	Dec-2023	92	97	6
INR/USD Micro	4	Jun-2022	102	102	(1)
Japanese 10-Year Bond	3	Sep-2022	3,324	3,286	(6)
KC HRW Wheat	1	Sep-2022	51	48	(4)
Lean Hogs	1	Jul-2022	43	44	1

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Live Cattle	1	Jun-2022	$53	$55	$2
LME Aluminum	2	Sep-2022	100	95	(4)
LME Aluminum	1	Sep-2022	63	61	(2)
Long Gilt 10-Year Bond	12	Sep-2022	1,751	1,665	(39)
Low Sulphur Gasoil	4	Sep-2022	475	441	(34)
Lumber	1	Sep-2022	71	70	(1)
Maize	1	Sep-2022	36	31	(5)
Mexican Peso	1	Sep-2022	25	24	–
Micro E-MINI	1	Sep-2022	9	9	–
Mill Wheat	1	Sep-2022	20	18	(1)
Mini DAX Index	1	Sep-2022	69	67	(2)
Mini Hang Seng Index	1	Jun-2022	28	28	–
Mini Hang Seng Index	5	Jul-2022	141	139	(3)
MSCI Emerging Markets	1	Sep-2022	50	50	–
MSCI Singapore Index	1	Jun-2022	20	21	–
Natural Gas	8	Aug-2022	534	434	(100)
Natural Gas E-MINI	1	Aug-2022	16	14	(2)
Nikkei 225 Index	6	Sep-2022	588	582	(9)
Nikkei 225 Index	6	Sep-2022	114	117	3
NY Harbor ULSD	2	Aug-2022	348	322	(26)
Oat	1	Dec-2022	26	25	(1)
Palladium	3	Sep-2022	556	575	19
Rapeseed Euro	2	Aug-2022	73	73	–
Red Wheat	1	Sep-2022	61	50	(11)
Russell 2000 Index E-MINI	1	Sep-2022	84	85	1
S&P 500 Index E-MINI	6	Jun-2022	1,126	1,099	(27)
S&P 500 Index Materials Index	1	Sep-2022	79	78	(1)
S&P 500 Index Utilities Sector	2	Sep-2022	141	142	1
S&P Real Estate E-MINI	1	Sep-2022	51	50	(1)
S&P TSX 60 Index	5	Sep-2022	900	887	(13)
SGX Iron Ore 62	2	Aug-2022	25	24	(1)
SGX Iron Ore 62	1	Jun-2022	13	13	–
SGX Iron Ore 62	1	Jul-2022	13	12	(1)
SGX Nifty 50	2	Jun-2022	62	63	1
Short-Term Euro-BTP	5	Sep-2022	575	570	5
Silver	2	Sep-2022	211	203	(8)
Soybean Meal	3	Dec-2022	123	122	(1)
SPI 200 Index	4	Sep-2022	449	446	(2)
Sugar No. 11	3	Oct-2022	62	62	–
Three-Month SOFR	1	Jun-2023	242	242	(1)
TOPIX Index	4	Sep-2022	542	551	9
TSR20 Rubber	1	Aug-2022	8	8	–
U.S. 2-Year Treasury Note	7	Sep-2022	1,479	1,470	(9)
U.S. 5-Year Treasury Note	10	Sep-2022	1,115	1,122	7
U.S. 10-Year Treasury Note	48	Sep-2022	5,633	5,689	57

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	26	Jul-2022	$260	$260	$1
U.S. Dollar Index	4	Sep-2022	420	418	(2)
U.S. Long Treasury Bond	27	Sep-2022	3,694	3,743	49
U.S. Ultra Long Treasury Bond	2	Sep-2022	308	309	1
Ultra 10-Year U.S.
Treasury Note	1	Sep-2022	127	127	–
USD/CNH Micro	1	Sep-2022	100	100	–
Wheat	1	Dec-2022	48	45	(3)
Wheat	2	Jul-2022	105	87	(18)
White Maize	1	Dec-2022	28	27	–
WTI Crude Oil	1	Sep-2022	117	103	(14)
WTI Crude Oil	5	Dec-2022	501	478	(24)
WTI Crude Oil	1	Sep-2022	107	103	(4)
WTI Crude Oil	1	Aug-2022	113	106	(8)

			44,379	44,094	(160)
Short Contracts
3 Month Euribor	(1)	Sep-2023	$(259)	$(257)	$(1)
3 Month Euribor	(4)	Jun-2023	(1,038)	(1,030)	(4)
90-Day Euro$	(2)	Mar-2023	(490)	(482)	8
90-Day Euro$	(2)	Sep-2023	(482)	(484)	(1)
Amsterdam Index	(1)	Jul-2022	(135)	(138)	(4)
Australian 10-Year Bond	(1)	Sep-2022	(82)	(82)	–
Brent Crude	(2)	Aug-2022	(225)	(230)	(5)
Brent Crude	(1)	Dec-2022	(104)	(101)	4
CAC40 10 Euro Index	(1)	Jul-2022	(63)	(62)	1
Canadian 5-Year Bond	(3)	Sep-2022	(261)	(263)	(1)
Canadian 10-Year Bond	(4)	Sep-2022	(381)	(385)	(1)
Canola	(3)	Nov-2022	(44)	(41)	3
CBOE Volatility Index	(1)	Oct-2022	(30)	(30)	–
CBOE Volatility Index	(9)	Aug-2022	(260)	(263)	(3)
CBOE Volatility Index	(1)	Sep-2022	(30)	(30)	–
CBOT Mini DJIA	(4)	Sep-2022	(612)	(616)	(3)
Coffee C	(2)	Sep-2022	(168)	(173)	(5)
Copper	(1)	Sep-2022	(96)	(93)	3
Cotton No. 2	(1)	Dec-2022	(47)	(49)	(2)
Crude Palm Oil	(1)	Aug-2022	(33)	(28)	5
Crude Palm Oil	(2)	Sep-2022	(54)	(56)	(1)
DAX Index	(1)	Sep-2022	(343)	(334)	6
E-MINI Energy Select Sector	(1)	Sep-2022	(79)	(75)	4
E-MINI Industrial Select Sector	(2)	Sep-2022	(174)	(176)	(2)
Euro STOXX 50	(10)	Sep-2022	(364)	(361)	2
EURO STOXX 50 DVP Futures Index	(1)	Dec-2023	(12)	(12)	–
Euro STOXX 50 Volatility	(1)	Jul-2022	(3)	(3)	–
Euro-Bobl	(30)	Sep-2022	(3,895)	(3,904)	(13)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro-BTP	(5)	Sep-2022	$(640)	$(645)	$(8)
Euro-Bund	(31)	Sep-2022	(4,816)	(4,833)	(29)
Euro-Buxl	(5)	Sep-2022	(850)	(857)	(12)
Euro-OAT	(15)	Sep-2022	(2,173)	(2,178)	(16)
Euro-Schatz	(30)	Sep-2022	(3,437)	(3,431)	(10)
FTSE 100 Index	(1)	Sep-2022	(86)	(87)	(1)
FTSE China A50	(1)	Jun-2022	(15)	(15)	–
FTSE China A50	(1)	Jul-2022	(15)	(15)	–
FTSE KLCI	(1)	Jul-2022	(16)	(16)	–
FTSE MIB Index	(2)	Sep-2022	(225)	(222)	2
FTSE Taiwan Index	(4)	Jun-2022	(219)	(214)	6
FTSE/JSE Top 40 Index	(2)	Sep-2022	(76)	(74)	–
Gasoline	(14)	Aug-2022	(2,177)	(2,079)	98
Grain	(1)	Aug-2022	(16)	(16)	–
Hang Seng China Enterprises Index	(3)	Jun-2022	(140)	(147)	(8)
Hang Seng China Enterprises Index	(12)	Jul-2022	(583)	(580)	2
Hang Seng Index	(3)	Jul-2022	(418)	(416)	2
Hang Seng Index	(2)	Jun-2022	(273)	(281)	(8)
IBEX	(1)	Jul-2022	(84)	(84)	–
ICE ECX Emission 2022	(3)	Dec-2022	(261)	(283)	(24)
ICE White Sugar	(1)	Aug-2022	(27)	(28)	(1)
INR/USD Micro	(4)	Jun-2022	(102)	(102)	–
INR/USD Micro	(11)	Jul-2022	(279)	(278)	1
Japanese 10-Year Bond	(3)	Sep-2022	(3,297)	(3,286)	(2)
Japanese Yen	(1)	Sep-2022	(93)	(93)	–
KC HRW Wheat	(4)	Sep-2022	(198)	(190)	7
Lean Hogs	(1)	Jul-2022	(44)	(44)	1
Lean Hogs	(2)	Aug-2022	(83)	(82)	2
Live Cattle	(1)	Aug-2022	(54)	(53)	1
Live Cattle	(1)	Jun-2022	(53)	(55)	(2)
LME Aluminum	(1)	Sep-2022	(62)	(61)	1
LME Aluminum	(1)	Aug-2022	(74)	(61)	13
LME Aluminum	(1)	Sep-2022	(48)	(48)	1
Long Gilt 10-Year Bond.	(20)	Sep-2022	(2,773)	(2,775)	(16)
Low Sulphur Gasoil	(3)	Aug-2022	(341)	(337)	4
Maize	(2)	Dec-2022	(63)	(62)	1
Maize	(1)	Sep-2022	(35)	(31)	4
Maize	(1)	Mar-2023	(32)	(31)	1
Micro E-MINI FTSE/MIB	(1)	Sep-2022	(23)	(22)	1
Micro E-MINI NASDAQ-100	(1)	Sep-2022	(24)	(23)	1
Milk	(2)	Jul-2022	(90)	(90)	–
Mini DAX Index	(2)	Sep-2022	(136)	(134)	1
Mini Hang Seng Index	(1)	Jun-2022	(28)	(28)	–
Mini Hang Seng Index	(1)	Jul-2022	(27)	(28)	(2)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index	(1)	Sep-2022	$(93)	$(93)	$1
MSCI Emerging Markets	(1)	Sep-2022	(50)	(50)	–
MSCI Singapore Index	(1)	Jun-2022	(21)	(21)	–
MSCI Singapore Index	(1)	Jul-2022	(21)	(20)	–
Natural Gas	(5)	Aug-2022	(464)	(468)	(2)
Natural Gas	(2)	Aug-2022	(148)	(108)	39
Nikkei 225 Index	(12)	Sep-2022	(235)	(233)	3
Nikkei 225 Index	(6)	Sep-2022	(1,171)	(1,166)	8
Nikkei 225 Index	(1)	Sep-2022	(132)	(132)	–
NYMEX Cocoa	(1)	Sep-2022	(24)	(23)	1
NYMEX Cocoa	(1)	Sep-2022	(21)	(21)	–
OMX Stockholm 30	(5)	Jul-2022	(93)	(91)	1
Platinum	(1)	Oct-2022	(46)	(45)	1
Rapeseed Euro	(2)	Aug-2022	(74)	(73)	1
S&P 500 Index E-MINI	(28)	Sep-2022	(5,338)	(5,305)	32
S&P 500 Micro E-MINI	(1)	Sep-2022	(19)	(19)	–
S&P Mid Cap 400 Index E-MINI	(2)	Sep-2022	(453)	(454)	–
S&P TSX 60 Index	(2)	Sep-2022	(355)	(355)	4
SGX Iron Ore 62	(1)	Jun-2022	(13)	(13)	–
SGX Iron Ore 62	(1)	Jul-2022	(12)	(12)	–
SGX Nifty 50	(3)	Jul-2022	(94)	(94)	–
SGX Nifty 50	(2)	Jun-2022	(62)	(63)	(1)
Short-Term Euro-BTP	(7)	Sep-2022	(792)	(799)	(11)
Silver	(4)	Sep-2022	(412)	(407)	5
Soybean	(8)	Nov-2022	(588)	(583)	5
Soybean Oil	(2)	Dec-2022	(79)	(77)	2
SPI 200 Index	(2)	Sep-2022	(221)	(223)	(3)
STOXX Europe 600	(3)	Sep-2022	(64)	(64)	–
STOXX Europe 600	(1)	Sep-2022	(19)	(18)	–
Sugar No. 11	(7)	Oct-2022	(144)	(145)	(1)
Three-Month SOFR	(1)	Mar-2023	(241)	(242)	(1)
Three-Month SOFR	(4)	Jun-2023	(966)	(968)	(3)
TOPIX Index	(4)	Sep-2022	(548)	(551)	(4)
TSR20 Rubber	(1)	Aug-2022	(8)	(8)	–
U.S. 2-Year Treasury Note	(18)	Sep-2022	(3,768)	(3,780)	(13)
Wheat	(4)	Sep-2022	(187)	(177)	10
Wheat	(2)	Jul-2022	(107)	(87)	20
WTI Crude Oil	(2)	Dec-2022	(191)	(191)	–
WTI Crude Oil	(3)	Aug-2022	(317)	(317)	–
Yellow Maize	(1)	Dec-2022	(28)	(28)	–

			(51,889)	(51,697)	95

			$(7,510)	$(7,603)	$(65)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank AG	07/01/22-07/28/22	USD	52,791	TWD	1,800	$23
Deutsche Bank AG	07/01/22-08/01/22	USD	454,082	INR	5,800	61
Deutsche Bank AG	07/01/22-07/29/22	INR	4,700	USD	367,955	(49)
Deutsche Bank AG	07/01/22-07/21/22	TWD	1,200	USD	35,325	(11)
Deutsche Bank AG	07/05/22-08/02/22	USD	2,565	BRL	500	12
Deutsche Bank AG	07/05/22-08/02/22	BRL	600	USD	3,072	(14)
Deutsche Bank AG	07/05/22-07/29/22	CLP	900	USD	777,035	(56)
Deutsche Bank AG	07/05/22-07/29/22	KRW	1,900	USD	2,442,108	(11)
Deutsche Bank AG	07/05/22-07/28/22	USD	774,817	CLP	900	58
Deutsche Bank AG	07/05/22-08/01/22	USD	3,085,046	KRW	2,400	12
Deutsche Bank AG	07/13/22-07/13/22	EUR	1,466	GBP	1,700	(1)
Deutsche Bank AG	07/13/22-07/13/22	EUR	376	CHF	375	(1)
Deutsche Bank AG	07/13/22-07/13/22	JPY	1,000	NZD	84,821	1
Deutsche Bank AG	07/13/22-07/13/22	JPY	1,600	AUD	149,542	(1)
Deutsche Bank AG	07/13/22-07/13/22	JPY	1,379	USD	187,500	4
Deutsche Bank AG	07/13/22-07/13/22	JPY	800	EUR	114,114	3
Deutsche Bank AG	07/13/22-07/13/22	MXN	942	USD	19,000	1
Deutsche Bank AG	07/13/22-07/13/22	PLN	300	EUR	1,409	(1)
Deutsche Bank AG	07/13/22-07/13/22	AUD	500	EUR	759	—
Deutsche Bank AG	07/13/22	USD	9,071	SEK	900	13
Deutsche Bank AG	07/13/22-07/13/22	USD	2,000	NZD	1,268	19
Deutsche Bank AG	07/13/22-07/13/22	USD	7,625	EUR	8,028	31
Deutsche Bank AG	07/13/22-07/13/22	AUD	206,080	JPY	2,200	(2)
Deutsche Bank AG	07/13/22	CAD	875	EUR	1,192	8
Deutsche Bank AG	07/13/22-07/13/22	CAD	188,728	JPY	1,800	6
Deutsche Bank AG	07/13/22-07/13/22	CAD	1,166	USD	1,500	(1)
Deutsche Bank AG	07/13/22	CHF	523	USD	500	1
Deutsche Bank AG	07/13/22-07/13/22	CNH	3,900	USD	26,086	(3)
Deutsche Bank AG	07/13/22	GBP	765	USD	625	(4)
Deutsche Bank AG	07/13/22	GBP	145,082	JPY	875	(5)
Deutsche Bank AG	07/13/22-07/13/22	GBP	1,800	EUR	1,546	(5)
Deutsche Bank AG	07/13/22-07/13/22	USD	1,375	GBP	1,680	5
Deutsche Bank AG	07/13/22	NZD	170,766	JPY	2,000	(11)
Deutsche Bank AG	07/13/22-07/13/22	NZD	816	USD	1,300	(5)
Deutsche Bank AG	07/13/22	SEK	200	USD	2,023	(2)
Deutsche Bank AG	07/13/22-07/13/22	AUD	750	GBP	1,326	2
Deutsche Bank AG	07/13/22-07/13/22	AUD	622	USD	900	(1)
Deutsche Bank AG	07/13/22	SEK	500	NOK	517	—
Deutsche Bank AG	07/13/22-07/13/22	USD	1,900	AUD	1,318	6
Deutsche Bank AG	07/13/22	CAD	600	AUD	539	5
Deutsche Bank AG	07/13/22	NOK	100	USD	981	—
Deutsche Bank AG	07/13/22	EUR	5,209	NOK	500	(5)
Deutsche Bank AG	07/13/22-07/13/22	USD	18,799	CNH	2,800	(8)
Deutsche Bank AG	07/13/22	NOK	125	EUR	1,312	2
Deutsche Bank AG	07/13/22-07/13/22	EUR	938	PLN	200	1
Deutsche Bank AG	07/13/22	EUR	5,325	SEK	500	4
Deutsche Bank AG	07/13/22	CHF	875	EUR	890	15
Deutsche Bank AG	07/13/22-07/13/22	USD	4,500	MXN	224	1

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank AG	07/13/22	USD	1,250	CHF	1,298	$(13)
Deutsche Bank AG	07/13/22	USD	412,500	JPY	3,057	14
Deutsche Bank AG	07/13/22	USD	2,300	CAD	1,772	(15)
Deutsche Bank AG	07/13/22	JPY	1,600	CAD	166,651	(14)
Deutsche Bank AG	07/13/22-07/13/22	GBP	884	AUD	500	(2)
Deutsche Bank AG	07/13/22-07/13/22	EUR	571	AUD	375	(1)
Deutsche Bank AG	07/13/22	JPY	125	GBP	20,728	1
Deutsche Bank AG	07/13/22	EUR	3,826	USD	3,625	(23)
Deutsche Bank AG	07/13/22	CHF	70,083	JPY	500	7
Deutsche Bank AG	07/13/22	EUR	39,770	HUF	100	—
Deutsche Bank AG	07/13/22	AUD	1,100	NZD	1,000	3
Deutsche Bank AG	07/13/22	EUR	341	CAD	250	(3)
Deutsche Bank AG	07/13/22	NOK	3,588	SEK	3,500	5
Deutsche Bank AG	07/13/22	SEK	125	EUR	1,329	(1)
Deutsche Bank AG	07/13/22	USD	1,109	SGD	800	2
Deutsche Bank AG	07/13/22	USD	150,648	HUF	400	3
Deutsche Bank AG	07/13/22	CHF	125	GBP	146	1
Deutsche Bank AG	07/13/22	USD	5,895	NOK	600	1
Deutsche Bank AG	07/13/22	USD	3,209	ZAR	200	3
Deutsche Bank AG	07/13/22	USD	880	PLN	200	4
Deutsche Bank AG	07/13/22	USD	686	ILS	200	4
Deutsche Bank AG	07/13/22	EUR	228,575	JPY	1,600	(8)
Deutsche Bank AG	07/25/22	COP	100	USD	403,904	(3)
Deutsche Bank AG	08/01/22	USD	412,671	COP	100	1
Deutsche Bank AG	09/15/22-09/15/22	USD	25,342	TRY	1,288	(133)
Deutsche Bank AG	09/15/22	TRY	1,088	USD	20,637	69
Morgan Stanley	09/21/22	EUR	153	USD	146	1
Morgan Stanley	09/21/22	USD	57	CHF	60	(1)
Morgan Stanley	09/21/22-09/21/22	USD	1,025	GBP	1,252	1
Morgan Stanley	09/21/22-09/21/22	USD	4,168	EUR	4,383	(11)
Morgan Stanley	09/21/22	GBP	184	USD	150	(1)
Morgan Stanley	09/21/22	CHF	58	USD	57	2

						$(10)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Open OTC swap agreements held by the Fund at June 30, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**MLBX3P23 INDEX	0.00%	ASSET RETURN	Quarterly	11/21/22	USD	30,841	$1,101	$–	$1,101
Bank of America	**MLEISUVU INDEX	0.20%	ASSET RETURN	Quarterly	03/03/23	USD	33,556	297	–	297
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	240	–	240
Barclays	**BBL17001 INDEX	0.00%	ASSET RETURN	Monthly	12/16/22	USD	133,950	12	–	12
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	Qaurterly	04/14/23	USD	37,700	424	–	424
BNP Paribas	**BNPUMFRL RATE INDEX	3M SOFR +0.47%	ASSET RETURN	Quarterly	05/04/23	USD	22,647	(1,890)	–	(1,890)
BNP Paribas	**BNPUMFRS INDEX	ASSET RETURN	3M SOFR RATE +0.27%	Quarterly	05/04/23	USD	23,162	2,455	–	2,455
BNP Paribas	**RU10INTR INDEX	ASSET RETURN +0.39%	3M SOFR	Quarterly	03/09/23	USD	22,393	2,130	–	2,130
BNP Paribas	**RU20INTR 3M SOFR INDEX	+0.22%	ASSET RETURN	Quarterly	03/09/23	USD	21,965	(2,098)	–	(2,098)
Credit Suisse	**CSVPDSPG INDEX	0.50%	ASSET RETURN	Monthly	05/19/23	USD	13,819	41	–	41
Credit Suisse	**CSVTBSK7 INDEX	0.00%	ASSET RETURN	Quarterly	05/12/23	USD	41,521	26	(1)	27
Goldman Sachs	**GSISGID6 INDEX	0.15%	ASSET RETURN	Quarterly	04/28/23	USD	13,260	(716)	–	(716)
Goldman Sachs	**GSXUCYCL INDEX	3M SOFR +0.40%	ASSET RETURN	Quarterly	06/07/23	USD	6,693	(687)	–	(687)
Goldman Sachs	**GSXUEDEF INDEX	ASSET RETURN	3M SOFR -0.35%	Quarterly	06/07/23	USD	16,122	535	–	535
Goldman Sachs	**GSXUSGRO INDEX	3M SOFR +0.40%	ASSET RETURN	Quarterly	06/07/23	USD	6,850	(565)	–	(565)
JPMorgan Chase	ASDZ22 INDEX	0.00%	ASSET RETURN	N/A	12/16/22	USD	34,000	705	–	705
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	688	–	688
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/22	USD	2,445	160	2	158
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/22	USD	2,330	59	1	58
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/22	USD	1,830	66	–	66
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/22	USD	1,070	(10)	–	(10)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	**JPOSCOVL INDEX	0.25%	ASSET RETURN	Quarterly	05/24/23	USD	18,802	$(243)	$–	$(243)
JPMorganChase	**JPQFLVW1 INDEX	0.00%	ASSET RETURN	Quarterly	12/28/22	USD	23,575	182	–	182
JPMorgan Chase	**JPQIFSL1 INDEX	US FEDERAL FUNDS RATE +0.64%	ASSET RETURN	Quarterly	02/21/23	USD	21,044	39	–	39
JPMorgan Chase	**JPQIFSS1 INDEX	ASSET RETURN	US FEDERAL FUNDS RATE - 0.21%	Quarterly	02/21/23	USD	15,053	(50)	–	(50)
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/22	USD	19,406	81	–	81
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/24/23	USD	31,206	(19)	–	(19)
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	Quarterly	03/09/23	USD	20,891	(38)	(4)	(34)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	07/29/22	USD	35,570	354	2	352
Societe Generale	**SGBVVRRU INDEX	12M SOFR	ASSET RETURN	N/A	04/05/23	USD	31,240	(430)	56	(486)
Societe Generale	**SGIXSTEP INDEX	0.40%	ASSET RETURN	Quarterly	03/17/23	USD	31,030	(133)	–	(133)
Societe Generale	**SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/21/23	USD	21,254	22	32	(10)

							770,785	$2,738	$88	$2,650

** The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**MLBX3P23 Index: Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

	Top Underlying Components	Notional	Percentage of Notional
Futures	Natural Gas Future Nov22	(7,124,382)	-23.10%
	WTI Crude Future Oct22	6,353,345	20.60%
	Brent Crude Future Nov22	5,304,735	17.20%
	Natural Gas Future Dec22	5,212,211	16.90%
	WTI Crude Future Sep22	(4,903,796)	-15.90%
	Brent Crude Future Sep22	(4,132,759)	-13.40%
	Soybean Future Jan23	4,101,917	13.30%
	Corn Future Sep22	(3,454,246)	-11.20%
	Corn Future Dec22	3,454,246	11.20%
	LME Pri Alum Future Sep22	(3,454,246)	-11.20%
	Ny Harb ULSD FutureSep22	(3,269,197)	-10.60%
	Gasoline RBOB FutureSep22	(3,269,197)	-10.60%
	LME Nickel Future Sep22	(2,960,782)	-9.60%
	LME Copper Future Oct22	2,775,733	9.00%
	Soybean Future Nov22	(2,714,050)	-8.80%
	Soybean Meal Future Dec22	(2,652,367)	-8.60%
	Lean Hogs Future Oct22	(2,559,843)	-8.30%
	Low Su Gasoil G Oct22	2,559,843	8.30%
	Low Su Gasoil G Sep22	(2,467,319)	-8.00%
	Gold 100 Oz Future Dec22	(2,436,477)	-7.90%
	WTI Crude Future Dec22	2,189,745	7.10%
	Soybean Oil Future Jan23	2,128,062	6.90%
	LME Pri Alum Future Oct22	2,097,221	6.80%
	Soybean Meal Future Jan23	2,066,379	6.70%
	Wheat Future (CBT) Sep22	(2,004,696)	-6.50%
	Ny Harb ULSD FutureOct22	1,912,172	6.20%
	Gasoline RBOB FutureOct22	1,881,330	6.10%
	LME Nickel Future Oct22	1,788,806	5.80%
	Brent Crude Future Dec22	1,788,806	5.80%
	Cotton No.2 Future Dec22	(1,696,282)	-5.50%
	LME Zinc Future Oct22	1,634,599	5.30%
	Live Cattle Future Dec22	1,542,074	5.00%
	Coffee ‘C’ Future Sep22	(1,511,233)	-4.90%
	LME Copper Future Sep22	(1,480,391)	-4.80%
	Sugar #11 (World) Oct22	1,449,550	4.70%
	Wheat Future (CBT) Dec22	1,449,550	4.70%
	Cocoa Future Sep22	1,418,708	4.60%
	Soybean Oil Future Dec22	(1,295,342)	-4.20%
	Corn Future Mar23	1,264,501	4.10%
	KC HRW Wheat Future Sep22	(1,233,659)	-4.00%
	KC HRW Wheat Future Dec22	863,562	2.80%
	Low Su Gasoil G Dec22	832,720	2.70%
	Cotton No.2 Future Mar23	832,720	2.70%
	Live Cattle Future Oct22	832,720	2.70%
	LME Copper Future Dec22	(740,196)	-2.40%
	Silver Future Dec22	(709,354)	-2.30%
	Gasoline RBOB Future Dec22	647,671	2.10%
	NY Harb ULSD Future Dec22	647,671	2.10%
	LME Pri Alum Future Dec22	(555,147)	-1.80%
	LME Nickel Future Dec22	(493,464)	-1.60%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**MLEISUVU Index: Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

	Top Underlying Components	Notional	Percentage of Notional
Cash	USD	33,152,009	98.80%
Index	SPX Index	577,578	1.72%
Option	SPX US 07/15/22 C3990 Index	(6,026)	-0.02%
	SPX US 07/15/22 C3995 Index	(5,744)	-0.02%
	SPX US 07/15/22 C4000 Index	(5,645)	-0.02%
	SPX US 07/15/22 C4005 Index	(5,348)	-0.02%
	SPX US 07/15/22 C3985 Index	(5,295)	-0.02%
	SPX US 07/15/22 C4010 Index	(5,051)	-0.02%
	SPX US 07/15/22 C3975 Index	(4,935)	-0.01%
	SPX US 07/15/22 C3980 Index	(4,750)	-0.01%
	SPX US 07/15/22 C4020 Index	(4,549)	-0.01%
	SPX US 07/15/22 C4015 Index	(4,533)	-0.01%
	SPX US 07/15/22 C4025 Index	(4,437)	-0.01%
	SPX US 07/15/22 C4035 Index	(4,365)	-0.01%
	SPX US 07/15/22 C4030 Index	(4,007)	-0.01%
	SPX US 07/15/22 C4040 Index	(3,913)	-0.01%
	SPX US 07/15/22 C3960 Index	(3,796)	-0.01%
	SPX US 07/15/22 C4045 Index	(3,588)	-0.01%
	SPX US 07/15/22 C4050 Index	(3,578)	-0.01%
	SPX US 07/15/22 C3965 Index	(3,492)	-0.01%
	SPX US 07/15/22 C3940 Index	(3,451)	-0.01%
	SPX US 07/15/22 C4065 Index	(3,296)	-0.01%
	SPX US 07/15/22 C3945 Index	(3,286)	-0.01%
	SPX US 07/15/22 C4055 Index	(3,257)	-0.01%
	SPX US 07/15/22 C3970 Index	(3,177)	-0.01%
	SPX US 07/15/22 C4070 Index	(3,148)	-0.01%
	SPX US 07/15/22 C3950 Index	(3,088)	-0.01%
	SPX US 07/15/22 C4060 Index	(2,937)	-0.01%
	SPX US 07/15/22 C3955 Index	(2,827)	-0.01%
	SPX US 07/15/22 C4075 Index	(2,791)	-0.01%
	SPX US 07/15/22 C4080 Index	(2,784)	-0.01%
	SPX US 07/15/22 C4085 Index	(2,569)	-0.01%
	SPX US 07/15/22 C4095 Index	(2,518)	-0.01%
	SPX US 07/15/22 C4090 Index	(2,355)	-0.01%
	SPX US 07/15/22 C4100 Index	(2,303)	-0.01%
	SPX US 07/15/22 C4105 Index	(2,221)	-0.01%
	SPX US 07/15/22 C4110 Index	(2,026)	-0.01%
	SPX US 07/15/22 C4115 Index	(1,984)	-0.01%
	SPX US 07/15/22 C3925 Index	(1,857)	-0.01%
	SPX US 07/15/22 C4120 Index	(1,791)	-0.01%
	SPX US 07/15/22 C3930 Index	(1,756)	-0.01%
	SPX US 07/15/22 C4125 Index	(1,748)	-0.01%
	SPX US 07/15/22 C3935 Index	(1,734)	-0.01%
	SPX US 07/15/22 C4130 Index	(1,632)	0.00%
	SPX US 07/15/22 C4135 Index	(1,478)	0.00%
	SPX US 07/15/22 C4140 Index	(1,400)	0.00%
	SPX US 07/15/22 C4145 Index	(1,285)	0.00%
	SPX US 07/15/22 C4150 Index	(1,282)	0.00%
	SPX US 07/15/22 C4155 Index	(1,267)	0.00%
	SPX US 07/15/22 C3910 Index	(1,209)	0.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**BBL17001 Index: A strategy that seeks to provide exposure to the spread between mortgages and treasury securities.

	Top Underlying Components	Notional	Percentage of Notional
Index	MFI US Bills	128,044,511	95.49%
Futures	US 10YR NOTE (CBT)Sep22	96,822,867	72.21%
	US 5YR NOTE (CBT) Sep22	35,065,763	26.15%
	US 2YR NOTE (CBT) Sep22	2,519,066	1.88%
TBA Agency MBS	FNCL 2 8/22	(18,925,293)	-14.11%
	FNCL 2.5 8/22	(14,231,881)	-10.61%
	FNCI 2 8/22	(11,305,222)	-8.43%
	G2SF 2 8/22	(11,025,205)	-8.22%
	FNCL 3 8/22	(10,241,600)	-7.64%
	FNCL 3.5 8/22	(8,995,899)	-6.71%
	FNCL 4.5 8/22	(8,923,073)	-6.65%
	G2SF 2.5 8/22	(8,884,271)	-6.63%
	FNCL 4 8/22	(8,032,241)	-5.99%
	FNCI 1.5 8/22	(6,671,262)	-4.98%
	G2SF 3.5 8/22	(6,562,795)	-4.89%
	FNCI 2.5 8/22	(6,327,268)	-4.72%
	FNCL 1.5 8/22	(4,912,368)	-3.66%
	G2SF 3 8/22	(4,620,882)	-3.45%
	G2SF 4 8/22	(4,428,980)	-3.30%

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional
Index	Barclays US Equity Intra-Day Momentum	37,700,230	100.00%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momemtum factors.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Epizyme Inc	5,309,917	7,805,579	34.47%
	Arch Resources Inc	53,322	7,629,814	33.69%
	CONSOL Energy Inc	153,728	7,591,087	33.52%
	Golar LNG Ltd	324,110	7,373,493	32.56%
	CVR Energy Inc	215,549	7,220,896	31.88%
	Teekay Corp	2,438,315	7,022,348	31.01%
	National Energy Services Reunited Corp	1,018,910	6,908,207	30.50%
	Bristow Group Inc	290,816	6,805,094	30.05%
	Pioneer Natural Resources Co	30,188	6,734,299	29.74%
	World Fuel Services Corp	328,527	6,721,662	29.68%
	NexTier Oilfield Solutions Inc	698,393	6,641,717	29.33%
	Clovis Oncology Inc	3,660,792	6,589,425	29.10%
	Ovintiv Inc	146,800	6,487,082	28.64%
	ConocoPhillips	71,424	6,414,566	28.32%
	Cactus Inc	158,761	6,393,323	28.23%
	Sitio Royalties Corp	271,448	6,292,158	27.78%
	RPC Inc	907,159	6,268,469	27.68%
	Nabors Industries Ltd	46,784	6,264,392	27.66%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
Chord Energy Corp	51,122	6,218,940	27.46%
Kosmos Energy Ltd	1,004,353	6,216,947	27.45%
APA Corp	174,670	6,095,988	26.92%
Unitil Corp	101,178	5,941,194	26.23%
Artesian Resources Corp	118,895	5,846,076	25.81%
American States Water Co	71,487	5,826,917	25.73%
SJW Group	92,899	5,797,815	25.60%
Southwestern Energy Co	922,030	5,762,689	25.45%
Ranger Oil Corp	175,033	5,753,336	25.40%
Fidelity D&D Bancorp Inc	140,831	5,731,821	25.31%
WaVe Life Sciences Ltd	1,744,210	5,668,681	25.03%
Franklin Covey Co	121,931	5,630,792	24.86%
Essential Utilities Inc	122,525	5,617,793	24.81%
Black Hills Corp	76,473	5,564,934	24.57%
Spire Inc	74,453	5,537,078	24.45%
Talos Energy Inc	357,634	5,532,594	24.43%
HBT Financial Inc	307,694	5,498,487	24.28%
Blue Ridge Bankshares Inc	357,335	5,474,368	24.17%
Civista Bancshares Inc	257,075	5,465,422	24.13%
Laredo Petroleum Inc	78,817	5,433,648	23.99%
NiSource Inc	183,905	5,423,367	23.95%
South Plains Financial Inc	224,269	5,413,855	23.91%
Ennis Inc	266,390	5,389,079	23.80%
Via Renewables Inc	702,956	5,384,640	23.78%
Exelon Corp	118,578	5,373,950	23.73%
First Financial Corporation	120,153	5,346,796	23.61%
Independent Bank Corporation	276,717	5,335,111	23.56%
Provident Bancorp Inc	339,027	5,322,722	23.50%
Guaranty Bancshares Inc	146,010	5,292,851	23.37%
Citizens Inc	1,260,475	5,281,391	23.32%
MidWestOne Financial Group Inc	176,898	5,257,408	23.21%
TrustCo Bank Corp	169,246	5,219,542	23.05%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momentum factors.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Altimmune Inc	(717,198)	(8,391,212)	-36.23%
	Par Pacific Holdings Inc	(507,293)	(7,908,706)	-34.15%
	California Resources Corp	(194,250)	(7,478,614)	-32.29%
	Helmerich & Payne Inc	(173,261)	(7,460,618)	-32.21%
	Oceaneering International Inc	(697,131)	(7,445,354)	-32.15%
	Peabody Energy Corp	(348,977)	(7,443,686)	-32.14%
	Chesapeake Energy Corp	(89,761)	(7,279,632)	-31.43%
	Patterson-UTI Energy Inc	(460,889)	(7,263,604)	-31.36%
	Ur-Energy Inc	(6,769,096)	(7,175,241)	-30.98%
	Kinetik Holdings Inc	(210,130)	(7,173,852)	-30.97%
	NOV Inc	(422,061)	(7,137,048)	-30.81%
	Clean Energy Fuels Corp	(1,569,469)	(7,031,222)	-30.36%
	Uranium Energy Corp	(2,250,633)	(6,931,950)	-29.93%
	Solaris Oilfield Infrastructure Inc	(633,845)	(6,896,235)	-29.77%
	Convey Health Solutions Holdings Inc	(650,258)	(6,762,684)	-29.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
Green Plains Inc	(248,808)	(6,760,113)	-29.19%
Energy Fuels Inc	(1,351,752)	(6,637,101)	-28.66%
Northern Oil and Gas Inc	(262,663)	(6,634,877)	-28.65%
CNX Resources Corp	(391,502)	(6,444,117)	-27.82%
Kinnate Biopharma Inc	(510,674)	(6,439,600)	-27.80%
Spirit Airlines Inc	(269,187)	(6,417,411)	-27.71%
Cadiz Inc	(2,748,160)	(6,403,213)	-27.65%
Radiant Logistics Inc	(852,357)	(6,324,486)	-27.31%
Range Resources Corp	(254,374)	(6,295,766)	-27.18%
View Inc	(3,877,039)	(6,280,803)	-27.12%
Liberty Energy Inc	(489,107)	(6,241,011)	-26.95%
Upwork Inc	(301,130)	(6,227,369)	-26.89%
PNM Resources Inc	(128,321)	(6,131,178)	-26.47%
Helix Energy Solutions Group Inc	(1,966,189)	(6,095,185)	-26.32%
Limoneira Co	(429,169)	(6,046,985)	-26.11%
Byrna Technologies Inc	(697,868)	(5,994,686)	-25.88%
Huron Consulting Group Inc	(92,234)	(5,994,315)	-25.88%
Shoals Technologies Group Inc	(363,473)	(5,990,030)	-25.86%
NextEra Energy Inc	(77,182)	(5,978,495)	-25.81%
Ameren Corp	(65,089)	(5,881,424)	-25.39%
Columbia Financial Inc	(268,917)	(5,865,072)	-25.32%
Atmos Energy Corp	(52,308)	(5,863,683)	-25.32%
Dominion Energy Inc	(73,430)	(5,860,486)	-25.30%
Bank First Corp	(77,228)	(5,854,673)	-25.28%
FedEx Corp	(25,528)	(5,787,411)	-24.99%
Willdan Group Inc	(209,727)	(5,784,284)	-24.97%
BancFirst Corp	(60,338)	(5,774,996)	-24.93%
CRA International Inc	(64,602)	(5,770,294)	-24.91%
ALLETE Inc	(97,754)	(5,745,974)	-24.81%
Pinnacle West Capital Corp	(78,377)	(5,730,942)	-24.74%
OGE Energy Corp	(148,133)	(5,711,996)	-24.66%
Northwest Bancshares Inc	(444,657)	(5,691,614)	-24.57%
Tellurian Inc	(1,902,896)	(5,670,629)	-24.48%
Pure Cycle Corp	(537,472)	(5,664,954)	-24.46%
ONE Gas Inc	(69,690)	(5,658,099)	-24.43%

**RU10INTR Index: Seeks exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

	Top Underlying Components	Notional	Percentage of Notional
Index	Russell 1000 TR Index	(22,393,245)	100.00%

**RU20INTR Index: Seeks exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

	Top Underlying Components	Notional	Percentage of Notional
Index	Russell 2000 TR Index	21,964,670	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**CSVPDSPG Index: Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Options	SPDR S&P 500 ETF Trust Put		(359,782,612)	-2603.59%
	SPDR S&P 500 ETF Trust Call		(194,943,075)	-1410.72%
	Apple Inc Put		43,516,435	314.91%
	Microsoft Corp Put		38,342,501	277.47%
	Apple Inc Call		29,594,098	214.16%
	Microsoft Corp Call		25,698,625	185.97%
	Amazon.com Inc Put		17,939,550	129.82%
	Amazon.com Inc Call		13,790,870	99.80%
	Alphabet Inc-Cl A Put		12,617,165	91.30%
	Alphabet Inc-Cl C Put		11,762,845	85.12%
	Berkshire Hathaway Inc-Cl B Put		11,237,478	81.32%
	Johnson & Johnson Put		10,807,112	78.21%
	Tesla Inc Put		10,435,600	75.52%
	Alphabet Inc-Cl A Call		9,974,819	72.18%
	Alphabet Inc-Cl C Call		9,585,018	69.36%
	Unitedhealth Group Inc Put		9,408,323	68.08%
	Tesla Inc Call		8,494,974	61.47%
	Berkshire Hathaway Inc-Cl B Call		7,583,626	54.88%
	JPMorgan Chase & Co Put		7,505,117	54.31%
	Exxon Mobil Corp Put		7,489,978	54.20%
	Nvidia Corp Put		7,417,952	53.68%
	Visa Inc-Class A Shares Put		7,264,942	52.57%
	The Procter & Gamble Co Put		6,543,836	47.35%
	Unitedhealth Group Inc Call		6,209,692	44.94%
	Nvidia Corp Call		6,048,571	43.77%
	Johnson & Johnson Call		6,047,452	43.76%
	Home Depot Inc Put		6,010,187	43.49%
	Chevron Corp Put		5,924,790	42.88%
	Exxon Mobil Corp Call		5,910,645	42.77%
	The Coca-Cola Co Put		5,460,616	39.52%
	PepsiCo Inc Put		5,156,483	37.32%
	Pfizer Inc Put		5,030,901	36.41%
	JPMorgan Chase & Co Call		4,965,468	35.93%
	The Procter & Gamble Co Call		4,942,888	35.77%
	Bank Of America Corp Put		4,890,952	35.39%
	Abbvie Inc Put		4,819,604	34.88%
	Chevron Corp Call		4,769,417	34.51%
	Eli Lilly & Co Put		4,711,180	34.09%
	Merck & Co. Inc. Put		4,503,581	32.59%
	Visa Inc-Class A Shares Call		4,314,066	31.22%
	Thermo Fisher Scientific Inc Put		4,246,370	30.73%
	Pfizer Inc Call		4,234,149	30.64%
	Abbott Laboratories Put		4,152,517	30.05%
	Cisco Systems Inc Put		4,147,889	30.02%
	McDonald’S Corp Put		4,147,026	30.01%
	Verizon Communications Inc Put		4,084,110	29.55%
	Home Depot Inc Call		4,083,417	29.55%
	Broadcom Inc Put		4,039,440	29.23%
Index	SPDR S&P 500 ETF TRUST		(37,434,045)	-270.89%
Common Stock	APPLE INC	33,346	4,559,101	32.99%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**CSVTBSK7 Index: Equally-weighted basket of 8 indices where for each of them we are selling a Variance Swap at a higher level than the Volatility Target that is systematically incorporated in their strategy to capture this spread.

	Top Underlying Components	Notional	Percentage of Notional
Variance Swap	Variance Swap on S&P 500 Daily Risk Control 5% Total Return (USD) Index	5,190,139	12.50%
	Variance Swap on S&P 500 Low Volatility Daily Risk Control 5% USD Total Return Index	5,190,139	12.50%
	Variance Swap on S&P 500 Dividend Aristocrats Daily Risk Control 5% Index (USD) Total Return Index	5,190,139	12.50%
	Variance Swap on S&P MARC 5% Excess Return Index	5,190,139	12.50%
	Variance Swap on Credit Suisse Tech Edge Index	5,190,139	12.50%
	Variance Swap on CS Balanced Trend 5% Index	5,190,139	12.50%
	Variance Swap on Credit Suisse Momentum Index	5,190,139	12.50%

**GSISGID6 Index: Seeks to capture intraday seasonality by going long gold during Asia hours and short during European/US trading hours.

	Top Underlying Components	Notional	Percentage of Notional
Index	GS Gold Intraday Trading	13,260,712	100.00%

**GSXUCYCL Index: This basket consists of S&P 500 names with a beta to US GDP growth higher than the S&P 500’s beta.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Citigroup Inc	3,035	139,576	2.09%
	Qualcomm Inc	1,071	136,822	2.04%
	Jpmorgan Chase & Co	1,205	135,668	2.03%
	Morgan Stanley	1,772	134,815	2.01%
	S&P Global Inc	394	132,814	1.98%
	Texas Instruments Inc	841	129,219	1.93%
	Nike Inc -Cl B	1,259	128,656	1.92%
	Wells Fargo & Co	3,276	128,309	1.92%
	The Boeing Co	902	123,318	1.84%
	Intel Corp	3,295	123,258	1.84%
	Bank Of America Corp	3,897	121,312	1.81%
	Micron Technology Inc	2,125	117,477	1.76%
	The Walt Disney Co	1,223	115,490	1.73%
	Ford Motor Co	10,181	113,312	1.69%
	Applied Materials Inc	1,157	105,303	1.57%
	Honeywell International Inc	600	104,338	1.56%
	Activision Blizzard Inc	1,313	102,254	1.53%
	American Express Co	682	94,500	1.41%
	General Motors Co	2,974	94,447	1.41%
	American Airlines Group Inc	7,105	90,087	1.35%
	Fedex Corp	385	87,333	1.30%
	Lam Research Corp	203	86,706	1.30%
	United Airlines Holdings Inc	2,443	86,534	1.29%
	Analog Devices Inc	560	81,874	1.22%
	United Parcel Service-Cl B	447	81,557	1.22%
	Delta Air Lines Inc	2,746	79,555	1.19%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
3M Co	607	78,497	1.17%
Blackrock Inc	128	77,791	1.16%
KLA Corp	221	70,361	1.05%
General Electric Co	1,058	67,365	1.01%
The Charles Schwab Corp	1,060	66,975	1.00%
US Bancorp	1,392	64,080	0.96%
Chubb Ltd	322	63,238	0.94%
Union Pacific Corp	280	59,820	0.89%
Capital One Financial Corp	547	56,979	0.85%
PNC Financial Services Group	361	56,948	0.85%
Aon PLC-Class A	210	56,540	0.84%
Advanced Micro Devices Inc	706	53,966	0.81%
CME Group Inc	261	53,472	0.80%
Microchip Technology Inc	887	51,535	0.77%
Southwest Airlines Co	1,374	49,627	0.74%
Truist Financial Corp	1,036	49,153	0.73%
M & T Bank Corp	300	47,813	0.71%
Marsh & McLennan Companies Inc	304	47,230	0.71%
Metlife Inc	743	46,623	0.70%
Bank Of New York Mellon Corp	1,106	46,112	0.69%
Stanley Black & Decker Inc Decker Inc	437	45,864	0.69%
American International Group	889	45,451	0.68%
Intercontinental Exchange Inc	475	44,712	0.67%
Cummins Inc	228	44,153	0.66%

**GSXUEDEF Index: This basket consists of defensive companies that are expensive relative to its own history, and/or expensive to Index level.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Eli Lilly & Co	(1,338)	(433,673)	-2.69%
	Waters Corp	(1,281)	(424,062)	-2.63%
	McKesson Corp	(1,262)	(411,634)	-2.55%
	Kellogg Co	(5,746)	(409,932)	-2.54%
	Unitedhealth Group Inc	(773)	(396,835)	-2.46%
	Philip Morris International	(3,926)	(387,694)	-2.40%
	Republic Services Inc	(2,957)	(386,941)	-2.40%
	Johnson & Johnson	(2,168)	(384,884)	-2.39%
	Kimberly-Clark Corp	(2,846)	(384,611)	-2.39%
	PepsiCo Inc	(2,307)	(384,529)	-2.39%
	The Coca-Cola Co	(6,102)	(383,857)	-2.38%
	Elevance Health Inc	(780)	(376,244)	-2.33%
	Waste Management Inc	(2,434)	(372,352)	-2.31%
	CVS Health Corp	(4,011)	(371,649)	-2.31%
	Consolidated Edison Inc	(3,900)	(370,891)	-2.30%
	AmerisourceBergen Corp	(2,599)	(367,766)	-2.28%
	Equity Lifestyle Properties Inc	(5,146)	(362,641)	-2.25%
	Equinix Inc	(551)	(361,925)	-2.24%
	Ventas Inc	(6,952)	(357,528)	-2.22%
	CMS Energy Corp	(5,294)	(357,337)	-2.22%
	Steris PLC	(1,728)	(356,279)	-2.21%
	Duke Energy Corp	(3,303)	(354,157)	-2.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
DTE Energy Company	(2,789)	(353,569)	-2.19%
Ameren Corporation	(3,900)	(352,405)	-2.19%
The Procter & Gamble Co	(2,445)	(351,502)	-2.18%
Centerpoint Energy Inc	(11,876)	(351,292)	-2.18%
Edwards Lifesciences Corp	(3,692)	(351,105)	-2.18%
Costco Wholesale Corp	(732)	(350,896)	-2.18%
American Electric Power	(3,657)	(350,866)	-2.18%
The Southern Co	(4,903)	(349,644)	-2.17%
Exelon Corp	(7,694)	(348,711)	-2.16%
PPL Corp	(12,768)	(346,404)	-2.15%
Camden Property Trust	(2,575)	(346,257)	-2.15%
UDR Inc	(7,478)	(344,285)	-2.14%
Entergy Corp	(3,041)	(342,557)	-2.12%
Kroger Co	(7,205)	(341,020)	-2.12%
AvalonBay Communities Inc	(1,751)	(340,158)	-2.11%
EastGroup Properties Inc	(2,172)	(335,168)	-2.08%
Public Service Enterprise Group Inc	(5,213)	(329,873)	-2.05%
McCormick & Co-Non Vtg Shrs	(3,951)	(328,925)	-2.04%
First Industrial Realty Trust Inc	(6,892)	(327,227)	-2.03%
FirstEnergy Corp	(8,360)	(320,928)	-1.99%
Essex Property Trust Inc	(1,213)	(317,106)	-1.97%
Independence Realty Trust Inc	(14,866)	(308,175)	-1.91%
Illumina Inc	(1,287)	(237,181)	-1.47%

**GSXUSGRO Index: This basket consists of companies in the Russell 3000 that were identified to grow regardless of how the economy performs.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Vertex Pharmaceuticals Inc	643	181,272	2.65%
	Veeva Systems Inc-Class A	913	180,728	2.64%
	Epam Systems Inc	572	168,746	2.46%
	ServiceNow Inc	348	165,704	2.42%
	Costar Group Inc	2,538	153,336	2.24%
	Fortinet Inc	2,662	150,599	2.20%
	Salesforce Inc	912	150,526	2.20%
	Adobe Inc	404	147,772	2.16%
	Alphabet Inc-Cl A	1,344	146,432	2.14%
	Palo Alto Networks Inc	295	145,622	2.13%
	Intuit Inc	373	143,951	2.10%
	Crowdstrike Holdings Inc - A	828	139,514	2.04%
	Insulet Corp	637	138,836	2.03%
	Pinterest Inc- Class A	7,579	137,641	2.01%
	Lululemon Athletica Inc	484	131,915	1.93%
	Meta Platforms Inc-Class A	807	130,188	1.90%
	Roku Inc	1,565	128,527	1.88%
	Palantir Technologies Inc-A	14,066	127,582	1.86%
	Datadog Inc - Class A	1,338	127,444	1.86%
	Hubspot Inc	409	123,090	1.80%
	Amazon.com Inc	1,156	122,816	1.79%
	Atlassian Corp Plc-Class A	653	122,309	1.79%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
Snowflake Inc-Class A	865	120,240	1.76%
Spotify Technology Sa	1,273	119,400	1.74%
Zscaler Inc	791	118,217	1.73%
Tesla Inc	174	117,157	1.71%
Okta Inc	1,259	113,811	1.66%
Etsy Inc	1,542	112,875	1.65%
Paypal Holdings Inc	1,612	112,591	1.64%
MongoDB Inc	431	111,919	1.63%
The Trade Desk Inc -Class A	2,641	110,648	1.62%
Workday Inc-Class A	788	109,929	1.60%
Doordash Inc - A	1,689	108,363	1.58%
Dexcom Inc	1,413	105,283	1.54%
Paycom Software Inc	370	103,596	1.51%
Five9 Inc	1,129	102,922	1.50%
Twilio Inc - A	1,222	102,415	1.50%
DocuSign Inc	1,768	101,470	1.48%
Coupa Software Inc	1,704	97,287	1.42%
Asana Inc - Cl A	5,194	91,305	1.33%
Teladoc Health Inc	2,696	89,519	1.31%
Godaddy Inc - Class A	1,277	88,806	1.30%
Netflix Inc	506	88,536	1.29%
Incyte Corp	1,161	88,165	1.29%
Elastic NV	1,157	78,321	1.14%
Charles River Laboratories	364	77,906	1.14%
Unity Software Inc	1,980	72,918	1.06%
DigitalOcean Holdings Inc	1,758	72,710	1.06%
Cloudflare Inc - Class A	1,631	71,373	1.04%
Floor & Decor Holdings Inc-A	1,132	71,262	1.04%

**JPOSCOVL Index: Aims to monetize the observed positive spread between the 1 day realized correlation between S&P 500 and VIX futures vs. a similar correlation observed over a 2-day window.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Index	0	0.00%
	iPath Series B S&P 500 VIX	0	0.00%

**JPQFLVW1 Index: Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Sands China Ltd	(61,698)	(149,309)	-0.63%
	Prosus NV	(2,190)	(146,485)	-0.62%
	Tokyo Electric Power Co Holdings Inc	(35,100)	(143,278)	-0.61%
	Roblox Corp	(4,326)	(142,143)	-0.60%
	Novocure Ltd	(2,005)	(139,315)	-0.59%
	Galaxy Entertainment Group Ltd	(22,527)	(134,710)	-0.57%
	Straumann Holding Ag	(1,092)	(134,238)	-0.57%
	Clorox Company	(947)	(133,540)	-0.57%
	Unitedhealth Group Inc	258	132,745	0.56%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
Moderna Inc	(908)	(129,699)	-0.55%
Abbvie Inc	845	129,405	0.55%
Iqvia Holdings Inc	593	128,718	0.55%
Factset Research Systems Inc	334	128,619	0.55%
GN Store Nord A/S	(3,689)	(128,316)	-0.54%
Quanta Services Inc	(1,021)	(127,975)	-0.54%
DTE Energy Co	1,010	127,958	0.54%
Okta Inc	1,413	127,758	0.54%
Waste Management Inc	831	127,075	0.54%
Humana Inc	(271)	(126,995)	-0.54%
Procter & Gamble Co	883	126,923	0.54%
Otsuka Holdings Co Ltd	3,722	126,893	0.54%
McKesson Corp	389	126,798	0.54%
Ono Pharmaceutical Co Ltd	5,090	126,732	0.54%
Thermo Fisher Scientific Inc	233	126,718	0.54%
Colgate-Palmolive Co	1,578	126,459	0.54%
Zoetis Inc	736	126,440	0.54%
Insulet Corp	(579)	(126,166)	-0.54%
Waste Connections Inc	1,018	126,155	0.54%
Dexcom Inc	(1,689)	(125,906)	-0.53%
Molson Coors Beverage Co	(2,308)	(125,797)	-0.53%
Lasertec Corp	(1,065)	(125,718)	-0.53%
Marsh & McLennan Companies Inc	809	125,577	0.53%
Veeva Systems Inc	(633)	(125,351)	-0.53%
Costar Group Inc	(2,074)	(125,263)	-0.53%
Abiomed Inc	(506)	(125,205)	-0.53%
Tyler Technologies Inc	376	125,023	0.53%
Sysco Corp	(1,476)	(125,009)	-0.53%
Healthpeak Properties Inc	4,823	124,969	0.53%
Teledyne Technologies Inc	333	124,893	0.53%
Wolters Kluwer NV	1,287	124,854	0.53%
Compagnie Financiere Richemont SA	(1,161)	(124,755)	-0.53%
Costco Wholesale Corp	(260)	(124,724)	-0.53%
Coupa Software Inc	2,184	124,716	0.53%
Estee Lauder Companies Inc	(489)	(124,474)	-0.53%
Seagen Inc	(703)	(124,316)	-0.53%
Starbucks Corp	1,626	124,181	0.53%
Danaher Corp	490	124,138	0.53%
VeriSign Inc	742	124,093	0.53%
PepsiCo Inc	744	123,975	0.53%
Charter Communications Inc	264	123,843	0.53%

**JPQIFSL1 Index Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	Edison Intl	8,319	526,104	2.50%
	United Parcel Service Inc-B	2,871	523,999	2.49%
	Huntington Ingalls Industries Inc	2,396	521,895	2.48%
	Medical Properties Trust Inc	34,178	521,895	2.48%
	Lockheed Martin Corp	1,194	513,477	2.44%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Shares	Notional	Percentage of Notional
Omega Healthcare Investors Inc	18,215	513,477	2.44%
Stanley Black & Decker Inc	4,877	511,373	2.43%
Store Capital Corp	19,446	507,164	2.41%
Johnson Controls International PLC	10,548	505,060	2.40%
Fastenal Co	10,075	502,955	2.39%
Illinois Tool Works Inc	2,760	502,955	2.39%
Kinder Morgan Inc	30,009	502,955	2.39%
Eaton Corp Plc	3,975	500,851	2.38%
International Paper Co	11,973	500,851	2.38%
Oneok Inc	9,024	500,851	2.38%
Eastman Chemical Co	5,556	498,746	2.37%
3M Co	3,854	498,746	2.37%
Weyerhaeuser Co	14,995	496,642	2.36%
Cummins Inc	2,555	494,538	2.35%
Simon Property Group Inc	5,188	492,433	2.34%
Paccar Inc	5,929	488,224	2.32%
LyondellBasell Industries NV-A	5,486	479,807	2.28%
SL Green Realty Corp	10,351	477,702	2.27%
OGE Energy Corp	12,279	473,493	2.25%
Dow Inc	9,093	469,285	2.23%
Hubbell Inc	2,616	467,180	2.22%
Pinnacle West Capital Corp	6,389	467,180	2.22%
Gaming And Leisure Properties Inc	10,004	458,763	2.18%
Newmont Corp	7,688	458,763	2.18%
Chemours Co	13,473	431,405	2.05%
FirstEnergy Corp	11,073	425,092	2.02%
Physicians Realty Trust	23,275	406,152	1.93%
Vornado Realty Trust	14,132	404,048	1.92%
Avis Budget Group Inc	2,647	389,317	1.85%
South Jersey Industries Inc	10,479	357,751	1.70%
Cornerstone Building Brands Inc	12,975	317,767	1.51%
ManpowerGroup Inc	3,883	296,723	1.41%
Sabra Health Care REIT Inc	20,939	292,514	1.39%
Antero Midstream Corp	31,392	284,096	1.35%
Spirit Realty Capital Inc	7,464	281,992	1.34%
MSC Industrial Direct Co	3,670	275,678	1.31%
The Scotts Miracle-Gro Co	3,383	267,261	1.27%
Atlas Air Worldwide Holdings Inc	4,195	258,843	1.23%
Flowserve Corp	8,967	256,739	1.22%
Equitrans Midstream Corp	39,375	250,425	1.19%
Plains GP Holdings LP-A	22,431	231,486	1.10%
EnLink Midstream LLC	25,501	216,755	1.03%
Huntsman Corp	6,978	197,815	0.94%
Iron Mountain Inc	3,890	189,397	0.90%
Innovative Industrial Properties Inc	1,705	187,293	0.89%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**JPQIFSS1 Index: Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock	American Water Works Co	(2,297)	(341,713)	-2.27%
	Saia Inc	(1,770)	(332,681)	-2.21%
	American Homes 4 Rent-A	(9,302)	(329,671)	-2.19%
	Nextera Energy Inc	(4,237)	(328,165)	-2.18%
	Trex Co Inc	(6,003)	(326,660)	-2.17%
	Sba Comm Corp	(1,016)	(325,155)	-2.16%
	Prologis Inc	(2,751)	(323,649)	-2.15%
	American Tower Corp	(1,249)	(319,133)	-2.12%
	XPO Logistics Inc	(6,627)	(319,133)	-2.12%
	Sun Communities Inc	(1,993)	(317,628)	-2.11%
	Equinix Inc	(481)	(316,122)	-2.10%
	SouthWest Airlines Co	(8,752)	(316,122)	-2.10%
	TransDigm Group Inc	(589)	(316,122)	-2.10%
	Textron Inc	(5,176)	(316,122)	-2.10%
	Occidental Peteroleum Corp	(5,343)	(314,617)	-2.09%
	The Sherwin-Williams Co	(1,405)	(314,617)	-2.09%
	Ingersoll-Rand Inc	(7,369)	(310,101)	-2.06%
	United Rentals Inc	(1,277)	(310,101)	-2.06%
	The Boeing Co	(2,257)	(308,596)	-2.05%
	Crown Holdings Inc	(3,348)	(308,596)	-2.05%
	PG&E Corp	(30,921)	(308,596)	-2.05%
	Plug Power Inc	(18,624)	(308,596)	-2.05%
	Sunrun Inc	(13,146)	(307,090)	-2.04%
	Middleby Corp	(2,438)	(305,585)	-2.03%
	Martin Marietta Materials	(1,021)	(305,585)	-2.03%
	Corteva Inc	(5,589)	(302,574)	-2.01%
	Vulcan Materials Co	(2,129)	(302,574)	-2.01%
	American Airlines Group Inc	(23,625)	(299,564)	-1.99%
	General Electric Co	(4,705)	(299,564)	-1.99%
	Albemarle Corp	(1,426)	(298,058)	-1.98%
	Delta Air Lines Inc	(10,289)	(298,058)	-1.98%
	Generac Holdings Inc	(1,401)	(295,048)	-1.96%
	Axalta Coating Systems Ltd	(13,276)	(293,542)	-1.95%
	Host Hotels & Resorts Inc	(18,721)	(293,542)	-1.95%
	Park Hotels & Resorts Inc	(21,632)	(293,542)	-1.95%
	Constellation Energy Corp	(5,100)	(292,037)	-1.94%
	Clarivate PLC	(20,962)	(290,532)	-1.93%
	Duke Realty Corp	(5,287)	(290,532)	-1.93%
	Uber Technologies Inc	(14,200)	(290,532)	-1.93%
	Lyft Inc-A	(21,084)	(279,994)	-1.86%
	Berry Global Group Inc	(5,097)	(278,489)	-1.85%
	Southwestern Energy Co	(44,558)	(278,489)	-1.85%
	TechnipFMC PLC	(36,012)	(242,361)	-1.61%
	The Azek Co Inc	(14,208)	(237,845)	-1.58%
	Chart Industries Inc	(1,403)	(234,834)	-1.56%
	HEICO Corp	(1,745)	(228,812)	-1.52%
	Centerpoint Energy Inc	(7,684)	(227,307)	-1.51%
	Sensata Technologies Holding PLC	(5,357)	(221,286)	-1.47%
	Sunstone Hotel Investors Inc	(17,755)	(176,125)	-1.17%
	Pebblebrook Hotel Trust	(9,721)	(161,072)	-1.07%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	S&P 500 Total Return Index	38,812.49	0.20%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.
	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie Equity Risk Control Congestion Strategy	31,206,478	100.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.
	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 E-mini Future Sep22	3,842,759	18.39%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Foreign Currency	Swiss Franc Spot	(10,029,274)	-30.42%
	Japanese Yen Spot	6,135,759	18.61%
	Swedish Krona Spot	4,044,903	12.27%
	New Zealand Dollar Spot	3,217,640	9.76%
	Canadian Dollar Spot	(2,784,922)	-8.45%
	Australian Dollar Spot	2,690,859	8.16%
	British Pound Spot	1,748,800	5.30%
	Norwegian Krone Spot	413,284	1.25%
	Euro Spot	(311,127)	-0.94%

**SGBVVRRU Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Derivatives	1y Forward 5y20y Straddle	23,430,216	75.00%
	1y Forward 1y3y Straddle	2,403,099	7.69%
	1y Forward 10y20y Straddle	1,802,324	5.77%
	1y Forward 1y7y Straddle	1,802,324	5.77%
	1y Forward 3y7y Straddle	1,201,550	3.85%
	1y Forward 3y3y Straddle	600,775	1.92%

**SGIXSTEP Index: Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

	Top Underlying Components	Notional	Percentage of Notional
Options	SPXW US 07/01/22 P3615 Index	6,888,770	22.20%
	SPXW US 07/05/22 P3545 Index	3,444,385	11.10%
	SPXW US 07/01/22 P3585 Index	3,441,236	11.09%
	SPXW US 07/06/22 P3490 Index	2,296,257	7.40%
	SPXW US 07/05/22 P3530 Index	2,294,157	7.39%
	SPXW US 07/01/22 P3585 Index	2,240,900	7.22%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Options	S&P 500 INDEX	407,712	1.92%

ADR — American Depository Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

COP — Colombian Peso

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli New Sheckle

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$89,396	$—	$89,396

Common Stock
Canada	4,606	—	—	4,606
France	2,290	—	—	2,290
Italy	2,024	—	—	2,024
United Kingdom	1,084	—	—	1,084
United States	64,310	—	—	64,310

Total Common Stock	74,314	—	—	74,314

Asset-Backed Securities	—	2,466	—	2,466

Convertible Bonds	—	721	—	721

Short-Term Investment	—	185,000	—	185,000

Total Investments in Securities	$74,314	$277,583	$—	$351,897

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligation	$—	$(2,057)	$—	$(2,057)

Common Stock
United Kingdom	(387)	—	—	(387)
United States	(10,603)	—	—	(10,603)

Total Common Stock	(10,990)	—	—	(10,990)

Exchange Traded Fund	(26,031)	—	—	(26,031)

Total Securities Sold Short, Not Yet Purchased	$(37,021)	$(2,057)	$—	$(39,078)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$629	$–	$–	$629
Unrealized Depreciation	(694)	–	–	(694)
Forwards Contracts*
Unrealized Appreciation	–	416	–	416
Unrealized Depreciation	–	(426)	–	(426)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	9,591	–	9,591
Unrealized Depreciation	–	(6,941)	–	(6,941)

Total Other Financial Instruments	$(65)	$2,640	$–	$2,575

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2022 (Unaudited)

At June 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS
Short-Term Investments	52.6%
Industrials	9.7%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Financials	4.2%
Materials	3.5%
Information Technology	3.5%
Communication Services	3.1%
Real Estate	2.8%
Health Care	2.6%
Energy	1.4%
Asset-Backed Security	0.7%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
JUNE 30, 2022 (Unaudited)

ASSET WEIGHTINGS
	% of Net Assets	Value (000)
Total Other Assets and Liabilities	100.0%	$2,293

Net Assets	100.0%	$2,293

*Percentages	are based on Net Assets.

Open OTC swap agreements held by the Fund at June 30, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG4 INDEX**	12M SOFR +0.55%	GSG4 INDEX	N/A	04/20/23	USD $	258	$3	$–	$37
Deutsche Bank	DBVSCVP8 INDEX**	0.00%	DBVSCVP8 INDEX	N/A	07/07/22	USD	444	30	–	30
Goldman Sachs	GSISXT11D INDEX**	0.15%	GSISXT11D INDEX	N/A	03/06/23	USD	1,056	109	–	109
JPMorgan Chase	JPQFMOW1 INDEX**	0.00%	JPQFMOW1 INDEX	N/A	04/24/23	USD	450	(11)	–	(11)
JPMorgan Chase	JPUS1MMC INDEX**	0.20%	JPUS1MMC INDEX	N/A	03/06/23	USD	482	10	–	10
Macquarie Bank Limited	MQIS331 INDEX**	0.25%	MQIS331 INDEX	N/A	03/09/23	USD	203	(3)	–	(3)
Nomura	NMSY2RNU INDEX**	0.15%	NMSY2RNU INDEX	N/A	03/04/23	USD	300	(1)	–	(1)

							$3,193	$137	$–	$137

** The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2022.

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional
Derivatives	6m Floating/10y Fixed EUR IRS Swap	(186,083)	-41.88%
	1yr Floating/10yr Fixed USD OIS Swap	(36,923)	-8.31%
	3m Floating/10y Fixed USD IRS Swap	(26,748)	-6.02%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
JUNE 30, 2022 (Unaudited)

**GSISXT11 Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional
Futures	3mo Euro Euribor Dec22	(256,453)	-24.28%
	ICE 3mo SONIA Future Dec22	(249,614)	-23.63%
	3mo Euro Euribor Mar23	(243,229)	-23.03%
	3 month SOFR Future Dec22	(238,158)	-22.55%
	ICE 3mo SONIA Future Mar23	(222,014)	-21.02%
	3 month SOFR Future Mar23	(196,602)	-18.61%
	Euro-Schatz Future Sep22	(184,075)	-17.43%
	ICE 3mo SONIA Future Sep23	(182,979)	-17.32%
	3mo Euro Euribor Sep23	(181,094)	-17.15%
	ICE 3mo SONIA Future Dec23	(180,050)	-17.05%
	3mo Euro Euribor Dec23	(171,775)	-16.26%
	3 month SOFR Future Dec23	(162,168)	-15.35%
	3 month SOFR Future Sep23	(161,946)	-15.33%
	US 2YR Note (CBT) Sep22	(152,577)	-14.45%
	JPN 10Y Bond (OSE) Sep22	(92,526)	-8.76%
	Euro-Bobl Future Sep22	(65,834)	-6.23%
	US 5YR Note (CBT) Sep22	(64,911)	-6.15%
	SET50 Future Sep22	(50,882)	-4.82%
	US 10YR Note (CBT) Sep22	(45,424)	-4.30%
	Swiss Market Index Future Sep22	(41,418)	-3.92%
	SPI 200 Future Jul22	(39,326)	-3.72%
	S&P/TSX 60 Index Future Sep22	(38,019)	-3.60%
	Eero-Bund Future Sep22	(37,805)	-3.58%
	Long Gilt Future Sep22	(37,176)	-3.52%
	KOSPI2 Index Future Sep22	(35,081)	-3.32%
	IBEX 35 Index Future Jul22	(33,212)	-3.14%
	DAX Index Future Sep22	(29,998)	-2.84%
	CAC40 10 Euro Future Jul22	(29,992)	-2.84%
	OMXS30 Index Future Jul22	(29,952)	-2.84%
Forward Currency Contracts	USD/INR 1m 29Jul2022	(163,762)	-15.50%
	USD/SGD 1m 29Jul2022	(148,874)	-14.09%
	USD/PHP 1m 29Jul2022	(143,912)	-13.62%
	USD/TWD 1m 29Jul2022	(133,987)	-12.69%
	USD/CNH 1m 29Jul2022	(99,250)	-9.40%
	USD/IDR 1m 29Jul2022	(89,325)	-8.46%
	USD/KRW 1m 29Jul2022	(84,362)	-7.99%
	USD/ILS 1m 29Jul2022	(80,730)	-7.64%
	USD/CZK 1m 29Jul2022	(74,520)	-7.06%
	USD/MXN 1m 29Jul2022	74,520	7.06%
	USD/EUR 1m 29Jul2022	(72,331)	-6.85%
	USD/CHF 1m 29Jul2022	(66,767)	-6.32%
	USD/GBP 1m 29Jul2022	(66,767)	-6.32%
	USD/PLN 1m 29Jul2022	(62,100)	-5.88%
	USD/JPY 1m 29Jul2022	(55,639)	-5.27%
	USD/NZD 1m 29Jul2022	(55,639)	-5.27%
	USD/AUD 1m 29Jul2022	(50,075)	-4.74%
	USD/SEK 1m 29Jul2022	(50,075)	-4.74%
	USD/HUF 1m 29Jul2022	(49,680)	-4.70%
	USD/NOK 1m 29Jul2022	(44,511)	-4.21%
	USD/BRL 1m 29Jul2022	43,470	4.12%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
JUNE 30, 2022 (Unaudited)

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Shares	Notional	Percentage of Notional
Futures	Zendesk Inc	(40)	(2,973)	-0.66%
	Sands China Ltd	(1,207)	(2,880)	-0.64%
	Tokyo Electric Power Co Holdings Inc	664	2,772	0.62%
	Novocure Ltd	(39)	(2,688)	-0.60%
	Clorox Company	(18)	(2,576)	-0.57%
	Unitedhealth Group Inc	5	2,556	0.57%
	Pfizer Inc	48	2,534	0.56%
	American Water Works Co Inc	(17)	(2,531)	-0.56%
	Daiichi Sankyo Co Ltd	99	2,518	0.56%
	Eli Lilly & Co	8	2,507	0.56%
	Datadog Inc	26	2,502	0.56%
	Molina Healthcare Inc	9	2,498	0.56%
	Centene	29	2,494	0.55%
	Exelon Corp	55	2,492	0.55%
	Abbvie Inc	16	2,491	0.55%
	Lennox Intl	(12)	(2,485)	-0.55%
	Quanta Services Inc	20	2,476	0.55%
	Factset Research Systems Inc	6	2,476	0.55%
	GN Store Nord A/S	(71)	(2,476)	-0.55%
	Essential Utilities Inc	(54)	(2,473)	-0.55%
	Consolidated Edison Inc	26	2,462	0.55%
	Nippon Paint Holdings Co Ltd	(329)	(2,454)	-0.55%
	Brown & Brown Inc	42	2,453	0.55%
	Conagra Brands Inc	(71)	(2,448)	-0.54%
	AES Corp	(116)	(2,448)	-0.54%
	Elevance Health Inc	5	2,443	0.54%
	Bae Systems PLC	358	2,441	0.54%
	McKesson Corp	7	2,441	0.54%
	Ono Pharmaceutical Co Ltd	95	2,440	0.54%
	Thermo Fisher Scientific Inc	4	2,440	0.54%
	Republic Services Inc	19	2,438	0.54%
	Zillow Group Inc - C Class	(77)	(2,433)	-0.54%
	Colgate-Palmolive Co	(30)	(2,427)	-0.54%
	Autozone Inc	1	2,426	0.54%
	Northrop Grumman Corp	5	2,425	0.54%
	Abiomed Inc	10	2,423	0.54%
	Veeva Systems Inc	(12)	(2,418)	-0.54%
	Costar Group Inc	(40)	(2,417)	-0.54%
	Costco Wholesale Corp	5	2,413	0.54%
	ServiceNow Inc	5	2,410	0.54%
	Vertex Pharmaceuticals Inc	9	2,409	0.54%
	Trane Technologies PLC	(19)	(2,408)	-0.54%
	Steris PLC	12	2,405	0.53%
	Xylem Inc	(31)	(2,405)	-0.53%
	The Kraft Heinz Co	(63)	(2,404)	-0.53%
	Chocoladefabriken Lindt & Spruengli AG	0	2,402	0.53%
	Estee Lauder Companies Inc	(9)	(2,401)	-0.53%
	Otsuka Corp Ord	(81)	(2,401)	-0.53%
	Healthpeak Properties Inc	(93)	(2,399)	-0.53%
	Tokio Marine Holdings Inc	41	2,396	0.53%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
JUNE 30, 2022 (Unaudited)

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	964	0.20%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Futures	S&P500 EMINI FUT Sep22	37,275	18.39%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Foreign Currency	Swiss Franc Spot	(91,258)	-30.42%
	Japanese Yen Spot	55,830	18.61%
	Swedish Krona Spot	36,805	12.27%
	New Zealand Dollar Spot	29,278	9.76%
	Canadian Dollar Spot	(25,341)	-8.45%
	Australian Dollar Spot	24,485	8.16%
	British Pound Spot	15,913	5.30%
	Norwegian Krone Spot	3,761	1.25%
	Euro Spot	(2,831)	-0.94%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2022:

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
OTC Swaps
Total Return Swaps*
Unrealized
Appreciation	$–	$152	$–	$152
Unrealized
Depreciation	–	(15)	–	(15)

Total Other Financial Instruments	$–	$137	$–	$137

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

ASSET WEIGHTINGS
	% of Net Assets	Value (000)

Common Stock	31.0%	$7,921
Sovereign Bond	25.0	6,377
U.S. Treasury Obligations	8.2	2,092
Exchange Traded Fund	4.6	1,184
Preferred Stock	0.8	195
Convertible Bond	0.1	28

Total Investments	69.7	17,797
Cash Pledged as Collateral for Futures, Forward Currency Contracts and Swap Contracts	1.2	298
Total Other Assets and Liabilities	29.1	7,438

Net Assets	100.0%	$25,533

*Percentages are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $25,533 (000))
COMMON STOCK — 31.0%

	Shares	Fair Value (000)

BRAZIL — 0.2%
Banco Bradesco ADR	17,651	$58

CANADA — 0.1%
Brookfield Infrastructure Partners	496	19

CHINA — 0.3%
Longshine Technology Group, Cl A	9,900	37
State Grid Information & Communication, Cl A	21,500	43

		80

GREECE — 0.1%
OPAP	2,413	35

ITALY — 0.3%
Ferrari	383	70

JAPAN — 11.0%
IHI	4,700	126
Inpex	23,000	249

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — continued
Japan Post Bank	8,600	$67
Japan Post Insurance	12,100	194
Japan Tobacco	11,200	194
Kansai Electric Power	20,000	198
Kirin Holdings	16,000	252
Kyushu Railway	12,500	261
Mitsubishi Estate	4,400	64
Mitsui Fudosan	3,000	64
Nippon Telegraph & Telephone	9,100	261
Takeda Pharmaceutical	7,000	197
Tokyo Gas	13,100	271
Toray Industries	23,800	133
Yakult Honsha	4,600	265

		2,796

MEXICO — 2.2%
America Movil ADR, Cl L	14,027	286
Grupo Bimbo, Ser A	86,500	283

		569

NETHERLANDS — 0.8%
Koninklijke KPN	55,063	196

NORWAY — 1.0%
Equinor	3,664	127
Telenor	9,753	130

		257

SWEDEN — 1.6%
Evolution	1,557	141
Saab, Cl B	6,654	275

		416

SWITZERLAND — 0.2%
Glencore	11,728	64

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED KINGDOM — 1.3%
British American Tobacco ADR	4,482	$193
Standard Chartered	17,415	131

		324

UNITED STATES — 11.9%
Ameren	225	21
Apartment Income REIT	646	27
Apple	1,932	264
Archer-Daniels-Midland	4,291	333
AvalonBay Communities	139	27
Camden Property Trust	75	10
CenterPoint Energy	683	20
Cheniere Energy	1,451	193
CMS Energy	301	20
ConocoPhillips	132	12
Coterra Energy	489	13
Cousins Properties	346	10
Crowdstrike Holdings, Cl A*	246	42
DTE Energy	160	20
EOG Resources	109	12
Equity Commonwealth*	794	22
Equity Residential	142	10
Evergy	309	20
First Industrial Realty Trust	344	16
Gaming and Leisure Properties	282	13
Healthcare Trust of America, Cl A	409	12
Jabil	1,251	64
Kellogg	1,867	133
KLA	338	108
Manhattan Associates*	253	29
Mastercard, Cl A	370	117
Mosaic	5,303	251
MPLX	394	12
Nexstar Media Group, Cl A	790	128
NextEra Energy Partners	156	12
NiSource	681	20
Northrop Grumman	571	273
NVIDIA	207	31
Occidental Petroleum	1,124	66
OGE Energy	519	20

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — continued
Philip Morris International	1,299	$128
Phillips 66	1	—
Portland General Electric	387	19
Prologis	78	9
PS Business Parks	130	24
Public Service Enterprise Group	302	19
Public Storage	31	10
QUALCOMM	1,004	128
Realty Income	306	21
Sempra Energy	130	20
ServiceNow*	166	79
Shell Midstream Partners	915	13
Simon Property Group	103	10
SL Green Realty	177	8
STORE Capital	1,188	31
Texas Pacific Land	9	13
UDR	219	10
VICI Properties	1,250	37
WEC Energy Group	210	21
Western Midstream Partners	534	13
WP Carey	425	35
ZoomInfo Technologies, Cl A*	232	8

		3,037

TOTAL COMMON STOCK
(Cost $8,084) (000)		7,921

SOVEREIGN BONDS — 25.0%

	Face Amount (000)
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/26	EUR 2,300	2,570

French Republic Government Bond OAT 2.100%, 07/25/23(A)	EUR 1,089	1,221

United Kingdom Inflation-Linked Gilt 1.250%, 11/22/27	GBP 1,828	2,586

TOTAL SOVEREIGN BONDS
(Cost $6,435) (000)		6,377

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — 8.2%

	Face Amount (000)	Fair Value (000)

U.S. Treasury Inflation Indexed Bonds 0.500%, 04/15/24	$2,063	$2,092

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,134) (000)		2,092

EXCHANGE TRADED FUNDS — 4.6%

	Shares
UNITED STATES — 4.6%
Invesco DB Agriculture Fund	38,713	789
SPDR Gold Shares	2,345	395

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,199) (000)		1,184

PREFERRED STOCK — 0.8%

UNITED STATES — 0.8%
Broadcom, 8.000%	130	195

Total Preferred Stock
(Cost $257) (000)		195

CONVERTIBLE BOND — 0.1%

	Face Amount (000)
UNITED STATES — 0.1%
Palo Alto Networks 0.750%, 07/01/23	$15	28

TOTAL CONVERTIBLE BOND
(Cost $30) (000)		28

TOTAL INVESTMENTS — 69.7%
(Cost $18,139) (000)		$17,797

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2022, the value of these securities amounted $1,221 (000) and represented 4.8% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

Open futures contracts held by the Fund at June 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Brent Crude	3	Nov-2022	$322	$302	$(20)
Gold	2	Dec-2022	370	365	(5)
Swiss Franc	18	Sep-2022	2,352	2,372	20
USD/CNH	14	Sep-2022	1,404	1,403	(11)
WTI Crude Oil	3	Nov-2022	307	287	(20)

			4,755	4,729	(36)
Short Contracts
Japanese 10-Year Bond	(1)	Sep-2022	$(1,084)	$(1,095)	$(17)
Mexican Peso	(75)	Sep-2022	(1,825)	(1,836)	(11)

			(2,909)	(2,931)	(28)

			$1,846	$1,798	$(64)

Open OTC swap agreements held by the Fund at June 30, 2022 are as follows:

				Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Macquarie Bank Limited	**BCOM INDEX	0.25%	BCOM INDEX	Quarterly	09/30/22	USD	$6,665	$(507)	$(10)	$(497)
Morgan Stanley	SK HYNIX INC	US FEDERAL FUNDS RATESK	HYNIX INC	Annually	03/22/24	USD	72	(22)	–	(22)

							$6,737	$(529)	$(10)	$(519)

** The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2022.

**BCOM Index:

	Top Underlying Components	Notional	Percentage of Notional
Futures	Gold 100 Oz Future Aug22	918,591	13.51%
	Natural Gas Future Sep22	708,491	10.42%
	WTI Crude Future Sep22	637,098	9.37%
	Brent Crude Future Sep22	561,625	8.26%
	Soybean Future Nov22	368,524	5.42%
	Corn Future Sep22	352,886	5.19%
	Copper Future Sep22	278,773	4.10%
	Silver Future Sep22	263,814	3.88%
	Low Su Gasoil G Sep22	251,576	3.70%
	LME Pri Alum Future Sep22	215,539	3.17%
	Soybean Meal Future Dec22	211,459	3.11%
	Soybean Oil Future Dec22	210,100	3.09%
	Live Cattle Future Aug22	209,420	3.08%
	Wheat Future (CBT) Sep22	204,660	3.01%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Gasoline RBOB FutureSep22	193,781	2.85%
NY Harb ULSD FutureSep22	191,061	2.81%
LME Nickel Future Sep22	182,902	2.69%
Sugar #11 (World) Oct22	172,023	2.53%
LME Zinc Future Sep22	167,944	2.47%
Coffee ‘C’ Future Sep22	164,544	2.42%
Lean Hogs Future Aug22	131,227	1.93%
KC HRW Wheat FutureSep22	125,108	1.84%
Cotton No.2 Future Dec22	78,192	1.15%

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Ser — Series

USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Brazil	$58	$—	$—	$58
Canada	19	—	—	19
China	80	—	—	80
Greece	35	—	—	35
Italy	70	—	—	70
Japan	2,796	—	—	2,796
Mexico	569	—	—	569
Netherlands	196	—	—	196
Norway	257	—	—	257
Sweden	416	—	—	416
Switzerland	64	—	—	64
United Kingdom	324	—	—	324
United States	3,037	—	—	3,037

Total Common Stock	7,921	—	—	7,921

Sovereign Bonds	—	6,377	—	6,377

U.S. Treasury Obligations	—	2,092	—	2,092

Exchange Traded Funds	1,184	—	—	1,184

Preferred Stock	195	—	—	195

Convertible Bond	—	28	—	28

Total Investments in Securities	$9,300	$8,497	$—	$17,797

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
JUNE 30, 2022 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$20	$–	$–	$20
Unrealized Depreciation	(84)	–	–	(84)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(519)	–	(519)

Total Other Financial Instruments	$(64)	$(519)	$–	$(583)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

At June 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS
Sovereign Bond	35.8%
U.S. Treasury Obligations	11.8%
Consumer Staples	10.0%
Exchange Traded Fund	6.7%
Information Technology	6.5%
Communication Services	5.7%
Industrials	5.3%
Energy	4.1%
Utilities	4.0%
Real Estate	2.6%
Financials	2.5%
Materials	2.5%
Consumer Discretionary	1.4%
Health Care	1.1%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $364,905 and $—)	$351,897	$—
OTC Swap Contracts, at Fair Value (Cost $5 and $—)	9,617	152
Cash	118,393	2,236
Cash Pledged as Collateral for Swap Contracts	25,315	—
Receivable for Capital Shares Sold	5,090	—
Dividend and Interest Receivable	3,036	—
Cash Pledged as Collateral for Futures Contracts	2,025	—
Unrealized Appreciation on Forward Foreign Currency Contracts	416	—
Variation Margin Receivable for Futures Contracts	237	—
Receivable for Investments Sold	106	—
Reclaim Receivable	1	—
Reimbursement from Advisor	—	22
Prepaid Expenses	522	82

Total Assets	516,655	2,492

Liabilities:
Securities Sold Short at value (Proceeds $42,990 and $—)	$39,078	$—
Payable for Investment Securities Purchased	14,064	—
OTC Swap Contracts, at Fair Value (Cost $93 and $—)	6,879	15
Payable Due to Adviser	1,140	—
Unrealized Depreciation on Forward Foreign Currency Contracts	426	—
Due to Custodian	330	71
Variation Margin Payable for Futures Contracts	274	—
Interest payable	211	—
Payable Due to Administrator	169	32
Payable for Capital Shares Redeemed	136	—
Payable for Transfer Agent Fees	56	22
Payable for Audit Fees	49	19
Unrealized Depreciation on Foreign Spot Currency Contracts	11	—
Payable for Legal Fees	5	27
Distribution fees payable	4	—
Chief Compliance Officer Fees Payable	2	—
Payable Due to Trustees	1	1
Foreign Currency Payable to Custodian (Cost $53 and $—)	51	—
Other Accrued Expenses and Other Payables	567	12

Total Liabilities	63,453	199

Net Assets	$453,202	$2,293

Amounts	designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
Net Assets Consist of:
Paid-in Capital	$443,050	$1,997
Total Distributable Earnings	6,250	296

Net Assets	$449,300	$2,293

Class A Shares:
Net Assets	$23,404,171	$28,628
Outstanding Shares of Beneficial Interest (Unlimited Authorization – No Par Value)	2,148,078	2,500

Net Asset Value, Offering and Redemption Price Per Share	$10.90	$11.45

Maximum Offering Price Per Share
($10.90/94.25%, $11.45/94.25%)	11.56	12.15

Class I Shares:
Net Assets	$429,798,077	$2,264,413
Outstanding Shares of Beneficial Interest (Unlimited Authorization – No Par Value)	39,276,163	197,500

Net Asset Value, Offering and Redemption Price Per Share	$10.94	$11.47

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $18,139)	$17,797
Foreign Currency, at Fair Value (Cost $1,319)	1,323
Cash	7,393
Receivable for Investments Sold	1,195
Cash Pledged as Collateral for Futures Contracts	698
Dividend and Interest Receivable	42
Receivable for Capital Shares Sold	11
Reclaim Receivable	3
Variation Margin Receivable for Futures Contracts	1
Unrealized Appreciation on Foreign Spot Currency Contracts	1
Prepaid Expenses	251

Total Assets	28,715

Liabilities:
Payable for Investment Securities Purchased	$2,281
OTC Swap Contracts, at Fair Value (Cost $10)	529
Payable Due to Administrator	98
Payable Due to Adviser	69
Due to Custodian	67
Variation Margin Payable for Futures Contracts	46
Payable for Legal Fees	25
Payable for Transfer Agent Fees	22
Payable for Audit Fees	22
Other Accrued Expenses and Other Payables	23

Total Liabilities	3,182

Net Assets	$25,533

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
Net Assets Consist of:
Paid-in Capital	$26,862
Total Distributable Loss	(1,329)

Net Assets	$25,533

Class A Shares:
Net Assets	$28,206
Outstanding Shares of Beneficial Interest (Unlimited Authorization – No Par Value)	2,500

Net Asset Value, Offering and Redemption Price Per Share	$11.28

Maximum Offering Price Per Share($11.28/94.25%)	11.97

Class I Shares:
Net Assets	$25,504,546
Outstanding Shares of Beneficial Interest (Unlimited Authorization – No Par Value)	2,257,265

Net Asset Value, Offering and Redemption Price Per Share	$11.30

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
FOR THE PERIOD ENDED
JUNE 30, 2022 (Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$161	$—
Interest	1,953	1
Less: Foreign Taxes Withheld	(60)	—

Total Investment Income	2,054	1

Expenses:
Investment Advisory Fees	1,654	12
Administration Fees	334	38
Distribution Fees (Class A)	16	—
Trustees’ Fees	14	—
Chief Compliance Officer Fees	2	—
Interest Expense	146	—
Custodian Fees	91	24
Audit Fees	82	24
Legal Fees	81	27
Printing Fees	76	—
Transfer Agent Fees	59	18
Registration and Filing Fees	11	—
Pricing Fees	9	2
Other Expenses	183	12

Total Expenses	2,758	157
Less:
Investment Advisory Fee Waiver	—	(12)
Reimbursement from Adviser	(442)	(141)

Net Expenses	2,316	4

Net Investment (Loss)	(262)	(3)

Net Realized Gain/(Loss) on:
Investments	(1,941)	(148)
Purchased Options	(6)	—
Futures Contracts	2,153	—
Swap Contracts	11,924	333
Foreign Currency Transactions	(1,113)	—
Forward Currency Contracts	2,120	—

Net Realized Gain	13,137	185

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(17,683)	1
Futures Contracts	(90)	—
Swap Contracts	1,505	54
Securities Sold Short	4,311	—
Foreign Currency Translation	4,610	—
Forward Currency Contracts	(135)	—

Net Change in Unrealized Appreciation (Depreciation)	(7,482)	55

Net Realized and Unrealized Gain on Investments	5,655	240

Net Increase in Net Assets Resulting from Operations	$5,393	$237

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
FOR THE PERIOD ENDED
JUNE 30, 2022 (Unaudited)

FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$206
Interest	121
Less: Foreign Taxes Withheld	(15)

Total Investment Income	312

Expenses:
Investment Advisory Fees	123
Administration Fees	175
Trustees’ Fees	2
Legal Fees	34
Audit Fees	31
Custodian Fees	24
Transfer Agent Fees	18
Printing Fees	9
Registration and Filing Fees	2
Pricing Fees	1
Interest Expense	—
Other Expenses	37

Total Expenses	456
Less:
Investment Advisory Fee Waiver	—
Reimbursement from Adviser	(286)

Net Expenses	170

Net Investment Income	142

Net Realized Gain/(Loss) on:
Investments	(2,071)
Purchased Options	—
Futures Contracts	50
Swap Contracts	1,745
Foreign Currency Transactions	43
Forward Currency Contracts	(151)

Net Realized Loss	(384)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(1,203)
Futures Contracts	(88)
Swap Contracts	(506)
Securities Sold Short	—
Foreign Currency Translation	18

Net Change in Unrealized Depreciation	(1,779)

Net Realized and Unrealized Loss on Investments	(2,163)

Net Decrease in Net Assets Resulting from Operations	$(2,021)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Operations:
Net Investment Loss	$(262)	$(584)
Net Realized Gain on Investments	13,137	15,753
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(11,957)	1,706
Net Change in Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4,475	140

Net Increase in Net Assets Resulting from Operations	5,393	17,015

Distributions
Class A Shares	—	(225)
Class I Shares	—	(4,775)

Total Distributions	—	(5,000)

Capital Share Transactions:
Class A Shares
Issued	51,913	4,064
Reinvestment of Dividends	480	202
Redeemed	(37,330)	(4,117)

Net Increase in Net Assets from Class A Share Transactions	15,063	149

Class I Shares
Issued	805,606	67,372
Reinvestment of Dividends	8,702	4,187
Redeemed	(544,644)	(49,344)

Net Increase in Net Assets from Class I Share Transactions	269,664	22,215

Net Increase in Net Assets from Capital Share Transactions	284,727	22,364

Total Increase in Net Assets	290,120	34,379

Net Assets:
Beginning of Year	163,082	128,703

End of Year	$453,202	$163,082

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	4,962,381	382,178
Reinvestment of Distributions	46,475	18,736
Redeemed	(3,591,794)	(390,041)

Net Increase in Shares Outstanding from Class A Share Transactions	1,417,062	10,873

Share Transactions:
Class I Class Shares
Issued	75,935,800	6,295,417
Reinvestment of Distributions	836,400	386,964
Redeemed	(51,829,895)	(4,766,752)

Net Increase in Shares Outstanding from Class I Share Transactions	24,942,305	1,915,629

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Operations:
Net Investment Loss	$(3)	$(7)
Net Realized Gain on Investments	185	62
Net Change in Unrealized Appreciation on Investments	55	17

Net Increase in Net Assets Resulting from Operations	237	72

Distributions
Class A Shares	—	(1)
Class I Shares	—	(79)

Total Distributions	—	(80)

Capital Share Transactions:
Class A Shares
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Class A Share Transactions	—	—

Class I Shares
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	(14)	—

Net Decrease in Net Assets from Class I Share Transactions	(14)	—

Net Decrease in Net Assets from Capital Share Transactions	(14)	—

Total Increase/(Decrease) in Net Assets	223	(8)

Net Assets:
Beginning of Year	2,070	2,078

End of Year	$2,293	$2,070

    Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	—	—
Reinvestment of Distributions	—	—
Redeemed	—	—

Net Increase in Shares Outstanding from Class A Share Transactions	—	—

Share Transactions:
Class I Class Shares
Issued	—	—
Reinvestment of Distributions	—	46
Redeemed	(1,239)	—

Net Increase/(Decrease) in Shares Outstanding from Class I Share Transactions	(1,239)	46

    Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Operations:
Net Investment Income	$142	$68
Net Realized Gain/(Loss) on Investments	(384)	544
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,797)	790
Net Change in Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	18	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,021)	1,402

Distributions
Class A Shares	—	(1)
Class I Shares	—	(756)

Total Distributions	—	(757)

Capital Share Transactions:
Class A Shares
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Class A Share Transactions	—	—

Class I Shares
Issued	1,761	22,993
Reinvestment of Dividends	—	2
Redeemed	(41)	—

Net Increase in Net Assets from Class I Share Transactions	1,720	22,995

Net Increase in Net Assets from Capital Share Transactions	1,720	22,995

Total Increase/(Decrease) in Net Assets	(301)	23,640

Net Assets:
Beginning of Year	25,834	2,194

End of Year	$25,533	$25,834

    Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	—	—
Reinvestment of Distributions	—	—
Redeemed	—	—

Net Increase in Shares Outstanding from Class A Share Transactions	—	—

Share Transactions:
Class I Class Shares
Issued	143,805	1,914,392
Reinvestment of Distributions	—	187
Redeemed	(3,346)	—

Net Increase in Shares Outstanding from Class I Share Transactions	140,459	1,914,579

    Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

					Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net Asset Value, Beginning of Year/ Period	$10.78	$9.77	$10.22	$9.68	$10.18	$10.00

Income from Investment Operations:
Net Investment Income/ (Loss)**	(0.02)	(0.07)	0.02	0.15	0.15	0.05
Net Realized and Unrealized Gain/(Loss)	0.14	1.40	(0.43)	0.59	(0.57)	0.13

Total from Investment Operations	0.12	1.33	(0.41)	0.74	(0.42)	0.18

Dividends and Distributions:
Net Investment Income	—	(0.32)	(0.04)	(0.20)	—	—
Capital Gains	—	—	—	—	(0.08)	—

Total Dividends and Distributions	—	(0.32)	(0.04)	(0.20)	(0.08)	—

Net Asset Value, End of Year/Period	$10.90	$10.78	$9.77	$10.22	$9.68	$10.18

Total Return	1.02%†	13.62%	(3.99)%	7.68%	(4.12)%	1.80%	†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$23,404	$7,891	$7,036	$10,973	$ 7,521	$2,860
Ratio of Expenses to Average Net Assets	1.94%††	2.17%	2.41%	1.81%	0.87%	0.77%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.25%††	3.49%	3.42%	3.55%	3.63%	5.34%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.42)%††	(0.66)%	0.22%	1.46%	1.55%	0.81%††
Portfolio Turnover Rate	49%†	183%	244%	178%	317%	133%†

*	Commenced operations on May 16, 2017.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

					Class I Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net Asset Value, Beginning of Year/ Period	$10.82	$9.80	$10.25	$9.72	$10.19	$10.00

Income from Investment Operations:
Net Investment Income/ (Loss)**	(0.01)	(0.05)	0.04	0.17	0.18	0.06
Net Realized and Unrealized Gain/(Loss)	0.13	1.42	(0.41)	0.59	(0.57)	0.13

Total from Investment Operations	0.12	1.37	(0.37)	0.76	(0.39)	0.19

Dividends and Distributions:
Net Investment Income	—	(0.35)	(0.08)	(0.23)	—	—
Capital Gains	—	—	—	—	(0.08)	—

Total Dividends and Distributions	—	(0.35)	(0.08)	(0.23)	(0.08)	—

Net Asset Value, End of Year/Period	$10.94	$10.82	$9.80	$10.25	$9.72	$10.19

Total Return	1.11%†	13.96%	(3.65)%	7.77%	(3.82)%	1.90%	†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$429,798	$155,191	$121,667	$184,543	$89,799	$51,387
Ratio of Expenses to Average Net Assets	1.70%††	1.94%	2.16%	1.59%	0.63%	0.52%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.03%††	3.26%	3.17%	3.28%	3.54%	4.62%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.18)%††	(0.43)%	0.46%	1.65%	1.80%	0.88%††
Portfolio Turnover Rate	49%†	183%	244%	178%	317%	133%†

*	Commenced operations on May 16, 2017.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

			Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.29	$10.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	(0.03)	(0.06)	0.00 ^	0.18
Net Realized and Unrealized Gain/(Loss)	1.19	0.39	1.02	(0.19)

Total from Investment Operations	1.16	0.33	1.02	(0.01)

Dividends and Distributions:
Net Investment Income	—	(0.37)	(0.65)	(0.03)

Total Dividends and Distributions	—	(0.37)	(0.65)	(0.03)

Net Asset Value, End of Year/Period	$11.45	$10.29	$10.33	$9.96

Total Return	11.27%†	3.22%	10.55%	(0.15)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$29	$26	$26	$25
Ratio of Expenses to Average Net Assets	0.56%††	0.62%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	14.55%††	12.40%	13.13%	10.14%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.48)%††	(0.57)%	(0.03)%	1.77%
Portfolio Turnover Rate	—%†	—%	—%	—%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
^	The amount shown is less than $0.01.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

			Class I Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.29	$10.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	(0.01)	(0.03)	0.02	0.20
Net Realized and Unrealized Gain/(Loss)	1.19	0.39	1.03	(0.18)

Total from Investment Operations	1.18	0.36	1.05	0.02

Dividends and Distributions:
Net Investment Income	—	(0.40)	(0.68)	(0.06)

Total Dividends and Distributions	—	(0.40)	(0.68)	(0.06)

Net Asset Value, End of Year/Period	$11.47	$10.29	$10.33	$9.96

Total Return	11.47%†	3.48%	10.83%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,264	$2,044	$2,052	$1,977
Ratio of Expenses to Average Net Assets	0.31%††	0.37%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	14.31%††	12.15%	12.88%	9.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.23)%††	(0.32)%	0.23%	2.02%
Portfolio Turnover Rate	—%†	—%	—%	—%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

			Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.05	(0.01)	(0.01)	0.18
Net Realized and Unrealized Gain/(Loss)	(0.95)	1.91	0.77	0.79

Total from Investment Operations	(0.90)	1.90	0.76	0.97

Dividends and Distributions:
Net Investment Income	—	(0.44)	(0.30)	(0.71)

Total Dividends and Distributions	—	(0.44)	(0.30)	(0.71)

Net Asset Value, End of Year/Period	$11.28	$12.18	$10.72	$10.26

Total Return	(7.36)%†	17.93%	7.69%	9.87%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$28	$30	$27	$26
Ratio of Expenses to Average Net Assets	1.54%††	0.76%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.69%††	8.14%	11.21%	8.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.77%††	(0.11)%	(0.06)%	1.72%
Portfolio Turnover Rate	834%†	651%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

			Class I Shares
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income**	0.07	0.09	0.02	0.21
Net Realized and Unrealized Gain/(Loss)	(0.95)	1.84	0.76	0.79

Total from Investment Operations	(0.88)	1.93	0.78	1.00

Dividends and Distributions:
Net Investment Income	—	(0.47)	(0.32)	(0.74)

Total Dividends and Distributions	—	(0.47)	(0.32)	(0.74)

Net Asset Value, End of Year/Period	$11.30	$12.18	$10.72	$10.26

Total Return	(7.22)%†	18.12%	8.07%	10.14%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$25,505	$25,804	$2,167	$3,076
Ratio of Expenses to Average Net Assets	1.29%††	0.97%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.46%††	7.95%	10.95%	8.71%
Ratio of Net Investment Income to Average Net Assets	1.07%††	0.75%	0.22%	1.97%
Portfolio Turnover Rate	834%†	651%	—%	—%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 65 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (“FSMS”), the FS Managed Futures Fund (“Managed Futures”) and the FS Chiron Real Asset Fund (“Real Asset”) (each a “Fund” and collectively the “Funds”). Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. FSMS seeks to provide shareholders with positive absolute returns over a complete market cycle. Managed Futures seeks to provide positive absolute returns with low correlation to traditional investments. Real Asset seeks to provide total returns consisting of capital appreciation and income. Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. FSMS commenced investment operations on May 16, 2017. Managed Futures and Real Asset commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no financial highlights for 2018 have been presented.

As of June 30, 2022, FSMS had one wholly-owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly-owned subsidiary, FS Managed Futures Fund (Cayman), and Real Asset had one wholly-owned subsidiary FS Chiron Real Asset Fund (Cayman) (collectively, the “Subsidiaries”), through which each of the Funds may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

Prior to April 11, 2022: (i) the Funds were series of the FS Series Trust, an investment company that then was registered under the 1940 Act, but which was not affiliated with the Trust; and (ii) the names of the Funds were the “FS Multi-Strategy Alternatives Fund,” the “FS Managed Futures Fund,” and the “FS Chiron Real Asset Fund.” The Funds were reorganized into the Trust from the FS Series Trust, effective as of April 11, 2022 (the “Reorganization Date”), under the same respective “FS Multi-Strategy Alternatives Fund,” “FS Managed Futures Fund,” and “FS Chiron Real Asset Fund” names.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

As of and during the period ended June 30, 2022, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2022 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2022.

Futures Contracts — The Funds utilized futures contracts during the period ended June 30, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of June 30, 2022, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns.

Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of June 30, 2022, is as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
FSMS
Interest rate contracts	Unrealized appreciation on futures contracts	$216	Unrealized depreciation on futures contracts	$197
	Unrealized appreciation on swaps contracts	435	Unrealized depreciation on swaps contracts	—
Commodity Contracts	Unrealized appreciation on futures contracts	313	Unrealized depreciation on futures contracts	384
	Unrealized appreciation on swaps contracts	1,101	Unrealized depreciation on swaps contracts	716
Equity Contracts	Unrealized appreciation on futures contracts	98	Unrealized depreciation on futures contracts	111
	Unrealized appreciation on swaps contracts	7,727	Unrealized depreciation on swaps contracts	5,733
Foreign exchange contracts	Unrealized appreciation on futures contracts	2	Unrealized depreciation on futures contracts	2
	Unrealized appreciation on forward foreign currency contracts	416	Unrealized depreciation on forward foreign currency contracts	426
	Unrealized appreciation on swaps contracts	354	Unrealized depreciation on swaps contracts	430

Total derivatives not accounted for as hedging instruments		$10,662		$7,999

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Managed Futures
Interest rate contracts	Unrealized appreciation on swaps contracts	$139	Unrealized depreciation on swaps contracts	$—
Equity Contracts	Unrealized appreciation on swaps contracts	13	Unrealized depreciation on swaps contracts	14
Foreign exchange contracts	Unrealized appreciation on swaps		Unrealized depreciation on swaps
	contracts	—	contracts	1

Total derivatives not accounted for as hedging instruments		$152		$15

	Asset Derivatives		Liability Derivatives
Real Asset
Interest rate contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$17
Commodity Contracts	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	45
	Unrealized appreciation on swaps contracts	—	Unrealized depreciation on swaps contracts	497
Equity Contracts	Unrealized appreciation on swaps contracts	—	Unrealized depreciation on swaps contracts	22
Foreign exchange contracts	Unrealized appreciation on futures contracts	20	Unrealized depreciation on futures contracts	22
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Total derivatives not accounted for as hedging instruments		$20		$603

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2022, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income ($ Thousands):

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign .Currency Contracts	Swap Contracts	Total
FSMS
Interest Rate Contracts	$—	$—	$752	$—	$1,624	$2,376
Equity Contracts	(6)	—	663	—	8,598	9,255
Foreign Exchange Contracts	—	—	20	2,120	1,702	3,842
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	718	—	—	718
Total	$(6)	$—	$2,153	$2,120	$11,924	$16,191

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Managed Futures
Interest Rate Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	—	—	—	—	333	333
Foreign Exchange Contracts	—	—	—	—	—	—
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	—	—	—	—
Total	$—	$—	$—	$—	$333	$333

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Real Asset
Interest Rate Contracts	$—	$—	$(3)	$—	$558	$555
Equity Contracts	—	—	3	—	1,228	1,231
Foreign Exchange Contracts	—	—	12	(151)	—	(139)
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	38	—	(41)	(3)
Total	$—	$—	$50	$(151)	$1,745	$1,644

Change in unrealized appreciation/(depreciation) on derivatives recognized in income ($ Thousands):

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
FSMS
Interest Rate Contracts	$—	$—	$82	$(135)	$188	$135
Equity Contracts	—	—	(148)	—	1,538	1,390
Foreign Exchange Contracts	—	—	—	—	(280)	(280)
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	(24)	—	59	35
Total	$—	$—	$(90)	$(135)	$1,505	$1,280

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Managed Futures
Interest Rate Contracts	$—	$—	$—	$—	$139	$139
Equity Contracts	—	—	—	—	(91)	(91)
Foreign Exchange Contracts	—	—	—	—	74	74
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	—	—	(68)	(68)
Total	$—	$—	$—	$—	$54	$54

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

	Purchased Options and Swaptions	Written Options and Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Real Asset
Interest Rate Contracts	$—	$—	$(17)	$—	$—	$(17)
Equity Contracts	—	—	—	—	(22)	(22)
Foreign Exchange Contracts	—	—	(2)	—	—	(2)
Credit Contracts	—	—	—	—	—	—
Commodity Contracts	—	—	(69)	—	(484)	(553)
Total	$—	$—	$(88)	$—	$(506)	$(594)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts activity during the period ended June 30, 2022.

For the period ended June 30, 2022, the average market value amount of forward contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$41,679
Average Quarterly Market Value Balance Short	32,062

For the period ended June 30, 2022, the average market value amount of futures contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$34,323
Average Quarterly Market Value Balance Short	49,560

Real Asset
Average Quarterly Market Value Balance Long	$3,380
Average Quarterly Market Value Balance Short	1,466

For the period ended June 30, 2022, the average market value amount of Total Return swap contracts held by the Funds were as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$525,219
Average Quarterly Market Value Balance Short	73,463

Managed Futures
Average Quarterly Market Value Balance Long	$3,291
Average Quarterly Market Value Balance Short	—

Real Asset
Average Quarterly Market Value Balance Long	$5,983
Average Quarterly Market Value Balance Short	—

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

5. Offsetting Assets and Liabilities:

Each Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2022 ($ Thousands):

FSMS	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received	Net Amount
Counterparty

Bank of America	$1,638	$—	$1,638	$—	$1,638

Barclays	436	—	436	—	436

BNP Paribas	4,585	(3,988)	597	—	597

Credit Suisse	68	—	68	—	68

Deutsche Bank AG	412	(412)	—	—	—

Goldman Sachs	535	(1,968)	(1,433)	360	(1,073)

JPMorgan Chase	1,977	(303)	1,674	—	1,674

Macquarie Bank Limited	—	(53)	(53)	53	—

Morgan Stanley	4	(14)	(10)	—	(10)

Nomura	352	—	352	—	352

Societe Generale	—	(629)	(629)	629	—

Total	$10,007	$(7,367)	$2,640	$1,042	$3,682

Managed Futures	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received	Net Amount
Counterparty

Bank of America	$3	$—	$3	$—	$3

Deutsche Bank AG	30	—	30	—	30

Goldman Sachs	109	—	109	—	109

JPMorgan Chase	10	(11)	(1)	—	(1)

Macquarie Bank Limited	—	(3)	(3)	—	(3)

Nomura	—	(1)	(1)	—	(1)

Total	$152	$(15)	$137	$—	$137

Real Asset	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received	Net Amount
Counterparty

Macquarie Bank Limited	$—	$(497)	$(497)	$—	$(497)

Morgan Stanley	—	(22)	(22)	—	(22)

Total	$—	$(519)	$(519)	$—	$(519)

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period from the April 11, 2022 Reorganization Date through June 30, 2022, FSMS, Managed Futures and Real Asset paid (000) $334, $38 and $175, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds Class I shares are not subject to 12b-1 fees.

8. Investment Advisory Agreement, Co-Investment Management Agreement, and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate
FS Multi-Strategy Alternatives Fund	1.25%

FS Managed Futures Fund	1.15%

FS Chiron Real Asset Fund	0.95%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.25% of each Fund’s average daily net assets until April 11, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended June 30, 2022. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if each Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 11, 2024.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the period ended June 30, 2022. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands):

	Expiring Years Ended December 31
	2022	2023	2024	2025
FS Multi-Strategy Alternatives Fund	$1,189	$1,741	$1,735	$442

FS Managed Futures Fund	105	248	230	141

FS Chiron Real Asset Fund	152	265	607	286

Chiron Investment Management, LLC (“Chiron”) serves as investment co-adviser to Real Asset. As compensation for its co-advisory services to the Fund, FS Fund Advisor, LLC pays Chiron a co-advisory fee that is accrued daily and payable quarterly. The co-advisory fee is calculated at an annual rate of 0.475% of the average daily net assets of the portion of the Fund allocated to Chiron.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

FSMS seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of such Fund among a number of Underlying Managers and Alternative Beta Providers that employ a variety of alternative investment strategies. The Underlying Managers each serve as sub-advisers to FSMS. The Alternative Beta Providers provide FSMS with exposure to Alternative Investment Strategies but are not sub-advisers to FSMS.

The Adviser engages the following entities as Underlying Managers to provide investment management services to FSMS: Chilton Investment Company, LLC, MidOcean Credit Fund Management, L.P., and Crabel Capital Management, LLC.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended June 30, 2022, were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Asset Fund
Purchases
U.S. Government	$—	$—	$35,973
Other	140,211	—	122,319
Sales
U.S. Government	$—	$—	$34,683
Other	36,944	—	128,304

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The tax character of distributions declared during the year ended December 31, 2021 was as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total
FS Multi-Strategy Alternatives Fund 2021	$5,000	$—	$5,000
FS Managed Futures Fund 2021	80	—	80
FS Chiron Real Asset Fund 2021	757	—	757

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Asset Fund
Undistributed Ordinary Income	$2,622	$—	$15
Undistributed Long-Term Capital Gain	(1,221)	—	3
Late Year Ordinary Losses	—	(30)	—
Unrealized Appreciation (Depreciation)	3,358	89	674

Total Distributable Earnings (Accumulated Losses)	$4,759	$59	$692

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2022, were as follows ($ Thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
FS Multi-Strategy
Alternatives Fund	$364,905	$755	$(13,763)	$(13,008)
FS Managed Futures Fund	—	—	—	—
FS Chiron Real Asset Fund	$18,139	$90	$(432)	$(342)

11. Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Market Risk — Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

Credit/Default Risk — An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer or guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.

Counterparty Risk — The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

LIBOR Risk — In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, ICE announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR. In addition, the current nominated replacement for GBPLIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative Benchmark Rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (or “Benchmark Rates”). In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Funds’ business, financial

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Funds’ investments, negotiations and/or changes to the documentation for certain of the Funds’ investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Funds’ investments and any payments linked to LIBOR thereunder.

Derivatives Risk — The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Funds will be required to implement and

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

comply with new Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Equity Risk — The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

Foreign Investment and Emerging Markets Risk — Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent consistent with their investment objectives and strategies, the Funds may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of a fund’s investment at $1.00 per share.

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Non-Diversification Risk — The Fund is classified as a “nondiversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Short Sales Risk — A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Funds. Such issuers may not have the funds to meet their payment obligations in the future.

Pandemic Risks — The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Funds hold, and may adversely affect the Funds’ investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. Since then, the number of cases and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, the Funds and a shareholder’s investment in the Funds. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

To satisfy any shareholder redemptions during periods of extreme volatility, such as those associated with COVID- 19, it is more likely the Funds may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

The Funds and the Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Funds, their portfolios and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Funds, their advisers and service providers, or the Funds’ portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or longterm basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Funds’ advisers rely and could otherwise disrupt the ability of the Funds’ service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes were implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S.

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economy, are not yet fully known. Although vaccines for COVID-19 are becoming more widely available, the duration of the COVID-19 outbreak and its full impacts are also unknown, and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

12. Concentration of Shareholders:

At June 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
FS Multi-Strategy Alternatives Fund
Class A	2	72%
Class I	3	58%

FS Managed Futures Fund
Class A	1	100%
Class I	1	100%

FS Chiron Real Asset Fund
Class A	1	100%
Class I	1	93%

13. Subsequent Event:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2022.

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JUNE 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2022 to June 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES -- concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period**
FS Multi-Strategy Alternatives Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,010.20	1.94%	$9.67
Class I Shares	1,000.00	1,011.10	1.70	8.48
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,015.17	1.94%	$9.69
Class I Shares	1,000.00	1,016.36	1.70	8.50
FS Managed Futures Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,112.70	0.56%	$2.93
Class I Shares	1,000.00	1,114.70	0.31	1.63
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.02	0.56%	$2.81
Class I Shares	1,000.00	1,022.26	0.31	1.56
FS Chiron Real Asset Fund
Actual Fund Return
Class A Shares	$1,000.00	$926.40	1.54%	$7.36
Class I Shares	1,000.00	927.80	1.29	6.17
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,017.16	1.54%	$7.70
Class I Shares	1,000.00	1,018.40	1.29	6.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

APPROVAL OF THE INVESTMENT ADVISORY, CO-ADVISORY & SUB-ADVISORY AGREEMENTS

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Chiron Real Asset Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory, co-advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on September 22-23, 2021 and October 25, 2021 to decide whether to approve the following Agreements for initial two-year terms (the “Meetings”):

•	the advisory agreement between FS Fund Advisor, LLC (the “Adviser”) and the Trust, on behalf of the Funds;

•	the co-advisory agreement between the Adviser and Chiron Investment Management, LLC (the “Co-Adviser”) on behalf of the FS Chiron Real Asset Fund; and

•

the sub-advisory agreements between the Adviser and the following sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the FS Multi-Strategy Alternatives Fund:

¡	Chilton Investment Company, LLC

¡	Crabel Capital Management, LLC

¡	MidOcean Credit Fund Management, L.P.

¡	Wilshire Associates Incorporated

The Meetings were held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission (“SEC”) on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to

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circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the Meetings, the Trustees requested that the Adviser, Co-Adviser and Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the Meetings, the Independent Trustees of the Funds met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser, Co-Adviser and Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the Meetings, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, Co-Adviser and Sub-Advisers, and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser, Co-Adviser and Sub-Advisers; (ii) the Adviser’s, Co-Adviser’s and Sub-Advisers’ investment management personnel; (iii) the Adviser’s, Co-Adviser’s and Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to advise, co-advise or sub-advise the Funds; (iv) the brokerage practices (including any soft dollar arrangements) of the Adviser, Co-Adviser and Sub-Advisers whose brokerage practices were not previously considered by the Board; (v) the Adviser’s, Co-Adviser’s and Sub-Advisers’ investment strategies; (vi) the Funds’ proposed advisory fees to be paid to the Adviser, Co-Adviser and Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vii) the Adviser’s, Co-Adviser’s and Sub-Advisers’ compliance programs, including a description of material compliance matters and any material compliance violations; (viii) the Adviser’s, Co-Adviser’s and Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Adviser’s, Co-Adviser’s and Sub-Advisers’ investment experience; (x) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Co-Adviser and the Sub-Advisers; and (xi) the Adviser’s and applicable Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser, Co-Adviser and Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Adviser’s, Co-Adviser’s and Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser, Co-Adviser and Sub-Advisers.

At the Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, Co-Adviser and

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Sub-Advisers and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser, Co-Adviser and Sub-Advisers; and (ii) the fees to be paid to the Adviser (and to the Co-Adviser and Sub-Advisers out of the Adviser’s assets), as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser, Co-Adviser and Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser, Co-Adviser and Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s, Co-Adviser’s and Sub-Advisers’ portfolio management personnel, the resources of the Adviser, Co-Adviser and Sub-Advisers, and the Adviser’s, Co-Adviser’s and Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s, Co-Adviser’s and Sub-Advisers’ proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Co-Adviser and Sub-Advisers. The responses of the Adviser, Co-Adviser and Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser, Co-Adviser and Sub-Advisers to the Funds were available to the Board, as were the most recent investment adviser registration forms (“Form ADV”) for the Adviser, Co-Adviser and Sub-Advisers, in the materials or through public disclosure.

The Trustees also considered other services to be provided to the Funds by the Adviser, Co-Adviser and Sub-Advisers such as monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser, Co-Adviser and Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Co-Adviser and Sub-Advisers, the Trustees

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
JUNE 30, 2022 (Unaudited)

reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser, Co-Adviser and Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Co-Adviser and applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Co-Adviser and Sub-Advisers pursuant to the co-advisory agreement and sub-advisory agreements and that the fees payable to the Co-Adviser and Sub-Advisers would reflect arms-length negotiations between the Adviser and the Co-Adviser and Sub-Advisers. The Trustees evaluated both the fee that would be payable under the co-advisory agreement and sub-advisory agreements and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser, Co-Adviser and Sub-Advisers. The Board also considered the Adviser’s, Co-Adviser’s and Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Profitability, Economies of Scale and Investment Performance

Because the Funds were new and had recently commenced operations, it was not possible to determine the profitability that the Adviser, Co-Adviser or Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser, Co-Adviser or Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s, Co-Adviser’s or the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Adviser, Co-Adviser or the Sub-Advisers as the assets of the Funds grow, but will do so during future considerations of the Agreements. The Board also was provided with information regarding the investment performance of the Adviser and Sub-Advisers in managing the Funds’ respective predecessor funds and determined that such performance was satisfactory.

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Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

FS Investments

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

206 Rouse Boulevard

Philadelphia, PA 19112

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-002-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022